UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07946

EV Classic Senior Floating-Rate Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2006

Item 1. Reports to Stockholders

Semiannual Report May 31, 2006

EV
CLASSIC
SENIOR
FLOATING-
RATE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

EV Classic Senior Floating-Rate Fund as of May 31, 2006

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund had a total return of 3.02% during the six months ended May 31, 2006.(1) That return was the result of an increase in net asset value per share to $9.40 on May 31, 2006, from $9.37 on November 30, 2005, and the reinvestment of all dividends.

•                  The Fund distributed $0.250 in income dividends during the six months ended May 31, 2006. Based on a $9.40 net asset value on May 31, 2006, the Fund had a distribution rate of 5.61%.(2) The Fund’s SEC 30-day yield at May 31, 2005 was 5.60%.(3)

•                  For comparison, the Fund’s benchmark – the S&P/LSTA Leveraged Loan Index – an unmanaged loan market index – had a total return of 3.23% for the six months ended May 31, 2006.(4)

Investment Environment

•                  The Federal Reserve (the Fed) continued to push short-term interest rates higher in its efforts to fight inflation. The Fed raised its Federal Funds rate – a short-term interest rate benchmark – on four occasions during the six months ended May 31, 2006, to its highest levels in five years. (The Fed increased rates again, in late June 2006.) Floating-rate loans, with reset provisions that adjust interest rates to changes in LIBOR, produced higher income returns during the period.

•                  With default rates low by historical standards, the loan market remained fundamentally sound during the six months ended May 31, 2006. Toward the end of the period, however, technical conditions became more challenging. A surge in primary loan issuance more than offset strong demand and resultedin slightly lower loan prices. The silver lining of slightly weaker technicals could be a bottoming-out of declining credit spreads.

The Portfolio’s Investments

•                  Senior Debt Portfolio’s investments included 487 borrowers, representing 38 industries at May 31, 2006, with an average loan size of 0.19% of total investments, and no industry constituting more than 8% of total investments. Building and development (including manufacturers of building products and companies that manage/own apartments, shopping mallsand commercial office buildings, among others), chemicals & plastics, health care, leisure goods/activities/movies and automotive were the largest industry weightings.*

•                  The Portfolio had an 8.5% exposure in European loans at May 31, 2006. European loans remained attractive because they offered further diversification and, in our view, the potential for better risk-adjusted returns. The Portfolio’s non-dollar-denominatedinvestments were hedged to help protect against foreign currency risk. To enhance its ability to pursue these European opportunities, Eaton Vance established a London-based office during the past year, increasing its research staff and resources dedicated to this segment of the loan market.

*                 Holdings and industry weightings are subject to change due to active management.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.

(1)       Total return at net asset value does not reflect applicable early withdrawal charge (EWC). If EWC was included, return would be lower.

(2)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(3)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.

(4)       It is not possible to invest directly in an Index. The Index’s total return reflects changes in the value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

FUND PERFORMANCE

Performance(1) As of 5/31/06

Average Annual Total Returns (at net asset value)
One year	5.68%
Five years	3.91
Ten years	4.88

SEC Average Annual Total Returns (including applicable EWC)
One year	4.68%
Five years	3.91
Ten years	4.88

(1)       Average Annual Total Returns at net asset value do not include the applicable early withdrawal charge (EWC). If the sales charge was deducted, returns would be lower. SEC Average Annual Total Returns reflect 1% EWC within the first year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Diversification by Industries(2)

Building & Development	7.2%
Chemicals & Plastics	6.2
Health Care	5.5
Leisure Goods/Activities/Movies	5.4
Automotive	5.0
Cable & Satellite Television	4.9
Radio & Television	4.5
Business Equip. & Services	4.5
Lodging & Casinos	4.3
Publishing	4.2
Containers & Glass Products	4.0
Telecommunications	3.9
Retailers (Except Food & Drug)	3.4
Oil & Gas	3.3
Conglomerates	2.8
Financial Intermediaries	2.6
Food Products	2.4
Utilities	2.1
Nonferrous Metals/Minerals	2.1
Forest Products	2.1%
Electronics/Electrical	2.0
Food Service	2.0
Food/Drug Retailers	1.8
Aerospace & Defense	1.7
Equipment Leasing	1.3
Beverage & Tobacco	1.2
Home Furnishings	1.1
Ecological Services & Equip.	1.0
Industrial Equipment	0.9
Insurance	0.8
Drugs	0.6
Rail Industries	0.5
Cosmetics/Toiletries	0.3
Clothing/Textiles	0.3
Surface Transport	0.3
Farming/Agriculture	0.2
Air Transport	0.2
Steel	0.1

(2)          Reflects the Fund’s investments in Senior Debt Portfolio as of May 31, 2006. Industries are shown as a percentage of the Portfolio’s total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

Fund Allocations(3)

By total investments

(3)          Reflects the Fund’s investments in Senior Debt Portfolio as of May 31, 2006. Allocations are shown as a percentage of the Portfolio’s total investments. Fund Allocations may not be representative of current or future investments and are subject to change due to active management.

EV Classic Senior Floating-Rate Fund as of May 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of May 31, 2006

Assets
Investment in Senior Debt Portfolio, at value (identified cost, $1,142,046,291)	$1,154,836,361
Receivable for Fund shares sold	818,997
Total assets	$1,155,655,358
Liabilities
Dividends payable	$1,768,301
Payable to affiliate for distribution and service fees	969,747
Payable to affiliate for Trustees' fees	586
Accrued expenses	203,885
Total liabilities	$2,942,519
Net Assets	$1,152,712,839
Sources of Net Assets
Paid-in capital	$1,443,329,887
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(303,954,202)
Accumulated undistributed net investment income	547,084
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	12,790,070
Total	$1,152,712,839
Net Asset Value, Offering Price and Redemption Price Per Share
($1,152,712,839 ÷ 122,582,442 shares of beneficial interest outstanding)	$9.40

Statement of Operations

For the Six Months Ended May 31, 2006

Investment Income
Interest allocated from Portfolio	$39,857,316
Expenses allocated from Portfolio	(2,996,422)
Net investment income from Portfolio	$36,860,894
Expenses
Trustees' fees and expenses	$1,722
Distribution and service fees	4,996,377
Transfer and dividend disbursing agent fees	393,111
Printing and postage	92,278
Legal and accounting services	30,246
Registration fees	25,308
Custodian fee	11,646
Miscellaneous	2,988
Total expenses	$5,553,676
Net investment income	$31,307,218
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss)
Investment transactions (identified cost basis)	$1,964,841
Swap contracts	62,362
Foreign currency and forward foreign currency exchange contract transactions	(4,850,220)
Net realized loss	$(2,823,017)
Change in unrealized appreciation (depreciation)
Investments (identified cost basis)	$9,043,606
Swap contracts	58,605
Foreign currency and forward foreign currency exchange contracts	(719,938)
Net change in unrealized appreciation (depreciation)	$8,382,273
Net realized and unrealized gain	$5,559,256
Net increase in net assets from operations	$36,866,474

See notes to financial statements

EV Classic Senior Floating-Rate Fund as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2006 (Unaudited)	Year Ended November 30, 2005
From operations — Net investment income	$31,307,218	$51,748,104
Net realized gain from investment transactions, swap contracts, foreign currency and forward foreign currency exchange contract transactions	(2,823,017)	424,114
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	8,382,273	341,641
Net increase in net assets from operations	$36,866,474	$52,513,859
Distributions to shareholders — From net investment income	$(31,355,951)	$(51,827,393)
Total distributions to shareholders	$(31,355,951)	$(51,827,393)
Transactions in shares of beneficial interest — Proceeds from sale of shares	$34,634,663	$115,648,486
Net asset value of shares issued to shareholders in payment of distributions declared	21,000,104	35,074,193
Cost of shares redeemed	(135,377,065)	(258,376,319)
Net decrease in net assets from Fund share transactions	$(79,742,298)	$(107,653,640)
Net decrease in net assets	$(74,231,775)	$(106,967,174)
Net Assets
At beginning of period	$1,226,944,614	$1,333,911,788
At end of period	$1,152,712,839	$1,226,944,614
Accumulated undistributed net investment income included in net assets
At end of period	$547,084	$595,817

See notes to financial statements

EV Classic Senior Floating-Rate Fund as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended May 31, 2006		Year Ended November 30,					Period Ended November 30,		Year Ended December 31,
	(Unaudited)		2005(1)		2004		2003	2002(2)		2001
Net asset value — Beginning of period	$9.370		$9.360		$9.160		$8.820	$9.130		$9.480
Income (loss) from operations
Net investment income	$0.250		$0.381		$0.268		$0.284	$0.318		$0.563
Net realized and unrealized gain (loss)	0.030		0.010		0.199		0.338	(0.310)		(0.350)
Total income from operations	$0.280		$0.391		$0.467		$0.622	$0.008		$0.213
Less distributions
From net investment income	$(0.250)		$(0.381)		$(0.267)		$(0.282)	$(0.318)		$(0.563)
Total distributions	$(0.250)		$(0.381)		$(0.267)		$(0.282)	$(0.318)		$(0.563)
Net asset value — End of period	$9.400		$9.370		$9.360		$9.160	$8.820		$9.130
Total Return(3)	3.02%		4.26%		5.15%		7.16%	0.08%		2.27%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,152,713		$1,226,945		$1,333,912		$1,397,617	$1,666,689		$2,214,688
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.46	%(5)	1.47%		1.45%		1.46%	1.41	%(5)	1.41%
Expenses after custodian fee reduction(4)	1.45	%(5)	1.47%		1.45%		1.46%	1.41	%(5)	1.41%
Interest expense(4)	0.00	%(5)(6)	0.00	%(6)	0.00	%(6)	0.01%	0.01	%(5)	0.01%
Net investment income	5.33	%(5)	4.06%		2.88%		3.18%	3.86	%(5)	6.16%
Portfolio Turnover of the Portfolio	30%		65%		87%		47%	42%		33%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the eleven-month period ended November 30 ,2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Rounds to less than 0.01%.

See notes to financial statements

EV Classic Senior Floating-Rate Fund as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

EV Classic Senior Floating-Rate Fund (the Fund) was formed under a Declaration of Trust dated August 5, 1993, amended and restated December 7, 1994. The Fund is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (40.1% at May 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At November 30, 2005, the Fund, for federal income tax purposes had a capital loss carryover of $299,386,611 which will expire on November 30, 2007 ($7,752,032), November 30, 2008 ($45,203,262), November 30, 2009 ($110,719,790), November 30, 2010 ($70,600,524), November 30, 2011 ($64,348,001) and November 30, 2013 ($763,002). These amounts will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

D  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

E  Expense Reductions — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to May 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends

EV Classic Senior Floating-Rate Fund as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences are primarily related to foreign currency transactions and tax accounting straddles.

3  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Fund operates as an interval fund, meaning that it continuously accepts new shareholder investments but permits share repurchases (of at least 5% and up to 25% or more of its shares) at net asset value only once a quarter. It is a fundamental policy of the Fund (which may only be changed by shareholder vote) that the Fund will conduct repurchase offers ending on a date (fixed by the Trustees) in the months of March, June, September and December and the repurchase price will be determined no more than 14 days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made not later than 7 days after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 days prior to the repurchase request deadline. An early withdrawal charge will be imposed on most shares accepted for repurchase which have been held less than one year (see Note 6). During the six months ended May 31, 2006, the Fund made two repurchase offers as follows:

	Repurchase Offer Amount		Amount Repurchased
Repurchase Request Deadline	Shares	Amount	Shares	Amount
December 22, 2005	39,686,610	$371,466,668	6,741,934	$63,104,502
March 22, 2006	38,371,163	$361,456,353	7,597,723	$71,570,482
Total	78,057,773	$732,923,021	14,339,657	$134,674,984

All transactions in Fund shares were as follows:

	Six Months Ended May 31, 2006 (Unaudited)	Year Ended November 30, 2005
Sales	3,690,151	12,335,716
Issued to shareholders electing to receive payments of distributions in Fund shares	2,233,642	3,741,993
Redemptions	(14,339,657)	(27,564,482)
Net decrease	(8,415,864)	(11,486,773)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the Administrator of the Fund. EVM has agreed to waive its administration fee as long as the distribution fee (Note 5) is being paid by the Fund. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.) Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. For the six months ended May 31, 2006, EVM earned $29,444 in sub-transfer agent fees.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect a service plan (the Plan) designed to meet the requirements of the sales charge rule of the National Association of Securities Dealers, Inc. as if such rule were applicable. The Plan provides that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, investment dealers or other persons in amounts not exceeding 0.25% annually of the Fund's average daily net assets for any fiscal year. The Fund currently makes service fee payments for personal services and/or the maintenance of shareholder accounts to the Principal Underwriter, investment dealers and other persons in amounts not exceeding 0.15% annually of the Fund's average daily net assets for each fiscal year. The Fund paid or accrued service fees to or payable to EVD for the six months ended May 31, 2006 in the amount of $881,714. Service fee payments are made for personal services and/or the maintenance of shareholder accounts.

EV Classic Senior Floating-Rate Fund as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Fund has in effect a distribution plan (the Plan) that allows the Fund to pay distribution fees for the sale and distribution of shares. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) an amount equal to 0.70% (annualized) of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. For the six months ended May 31, 2006 the distribution fees amounted to $4,114,663.

Certain officers and Trustees of the Fund are officers or directors of EVD.

6  Early Withdrawal Charge

EVD compensates investment dealers at a rate of 0.75% of the purchase price of shares purchased through such dealers consisting of 0.60% of sales commissions and 0.15% service fee (for the first year's service). EVD also pays additional compensation to each dealer equal to 0.60% per annum of the value of Fund shares sold by such dealer that are outstanding for more than one year. A 1% early withdrawal charge ("EWC") to recover distribution costs will be charged to repurchasing shareholders and paid to EVD in connection with most shares held for less than one year which are accepted for repurchase. The EWC is based on the lower of the net asset value at the time of purchase or at the time of repurchase. Shares acquired through the reinvestment of distributions are exempt from the EWC. Redemptions are made first from shares that are not subject to an EWC. The total early withdrawal charges received by EVD for the six months ended May 31, 2006 amounted to approximately $38,509.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended May 31, 2006 aggregated $34,534,955 and $151,110,419, respectively.

8  Litigation

On December 20, 2005, the Fund and other defendants settled the class action lawsuit brought in 2001 in the United States District Court for the District of Massachusetts and previously disclosed in SEC filings. The suit alleged that the assets of Eaton Vance Classic Senior Floating-Rate Fund had been incorrectly valued during certain periods prior to March 2001 and that certain matters were not properly disclosed. The settlement was approved. The entire amount of the settlement will be paid from insurance proceeds. The Fund and other defendants vigorously contested the suit and continue to deny any liability or wrongdoing. The suit was settled to bring an end to the substantial burdens and risks of a trial and to avoid further expense and consumption of time of EVM's and BMR's management.

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 99.5%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
AWAS Capital, Inc.
$9,325,000	Term Loan, 6.75%, Maturing March 22, 2013	$9,237,578
CACI International, Inc.
1,008,178	Term Loan, 6.31%, Maturing May 3, 2011	1,015,425
Delta Air Lines, Inc.
4,225,000	Term Loan, 10.02%, Maturing March 16, 2008	4,346,152
4,275,000	Term Loan, 8.02%, Maturing March 27, 2008	4,342,562
Dresser Rand Group, Inc.
1,862,985	Term Loan, 6.92%, Maturing October 29, 2011	1,881,906
Hexcel Corp.
3,239,559	Term Loan, 6.81%, Maturing March 1, 2012	3,257,781
IAP Worldwide Services, Inc.
3,192,000	Term Loan, 8.00%, Maturing December 30, 2012	3,223,920
Jet Aviation Holding, AG
1,500,000	Term Loan, 7.51%, Maturing May 15, 2013	1,496,250
K&F Industries, Inc.
2,453,712	Term Loan, 7.05%, Maturing November 18, 2012	2,477,484
Mid-Western Aircraft Systems, Inc.
3,215,700	Term Loan, 7.32%, Maturing December 31, 2011	3,255,896
Standard Aero Holdings, Inc.
2,580,238	Term Loan, 7.12%, Maturing August 24, 2012	2,580,238
Transdigm, Inc.
2,450,000	Term Loan, 7.33%, Maturing July 22, 2010	2,463,399
Vought Aircraft Industries, Inc.
2,000,000	Revolving Loan, 9.25%, Maturing December 22, 2009(2)	1,930,000
1,000,000	Term Loan, 7.33%, Maturing December 22, 2010	1,012,500
3,266,118	Term Loan, 7.60%, Maturing December 22, 2011	3,300,820
Wam Aquisition, S.A.
2,417,800	Term Loan, 7.73%, Maturing April 8, 2013	2,452,367
2,417,800	Term Loan, 8.23%, Maturing April 8, 2014	2,463,700
Wyle Laboratories, Inc.
972,315	Term Loan, 7.88%, Maturing January 28, 2011	988,115
		$51,726,093
Air Transport — 0.2%
United Airlines, Inc.
$4,506,250	Term Loan, 8.63%, Maturing February 1, 2012	$4,574,970
643,750	Term Loan, 8.88%, Maturing February 1, 2012	653,567
		$5,228,537

Principal Amount	Borrower/Tranche Description	Value
Automotive — 5.1%
AA Acquisitions Co., Ltd.
$1,000,000	Term Loan, 7.12%, Maturing June 25, 2012	GBP	1,901,294
1,000,000	Term Loan, 7.62%, Maturing June 25, 2013	GBP	1,910,169
Accuride Corp.
8,239,730	Term Loan, 6.94%, Maturing January 31, 2012		8,310,797
Affina Group, Inc.
3,994,314	Term Loan, 8.13%, Maturing November 30, 2011		4,009,293
Citation Corp.
5,991,530	Term Loan, 10.97%, Maturing May 23, 2009		5,566,131
Collins & Aikman Products Co.
2,318,912	Term Loan, 11.50%, Maturing August 31, 2011		2,277,916
CSA Acquisition Corp.
1,574,733	Term Loan, 7.50%, Maturing December 23, 2011		1,584,182
1,315,346	Term Loan, 7.50%, Maturing December 23, 2011		1,323,238
Dana Corp.
3,325,000	DIP Loan, 7.22%, Maturing April 13, 2008		3,337,469
Dayco Products, LLC
8,517,248	Term Loan, 8.03%, Maturing June 23, 2011		8,626,380
Dura Operating Corp.
1,933,000	Term Loan, 8.83%, Maturing May 3, 2011		1,961,995
Exide Technologies, Inc.
1,764,628	Term Loan, 11.25%, Maturing May 5, 2010		1,852,860
1,786,253	Term Loan, 11.25%, Maturing May 5, 2010		1,875,566
Federal-Mogul Corp.
3,731,418	Term Loan, 7.34%, Maturing December 9, 2006		3,669,634
6,000,000	Term Loan, 7.59%, Maturing December 9, 2006		5,909,400
11,852,057	Revolving Loan, 8.41%, Maturing December 9, 2006(2)		11,896,502
5,351,062	Term Loan, 8.84%, Maturing December 9, 2006		5,384,506
Goodyear Tire & Rubber Co.
7,500,000	Revolving Loan, 0%, Maturing April 30, 2010(2)		7,460,940
1,175,000	Term Loan, 4.73%, Maturing April 30, 2010		1,182,834
10,605,000	Term Loan, 7.95%, Maturing April 30, 2010		10,700,445
HLI Operating Co., Inc.
3,741,535	Term Loan, 8.49%, Maturing June 3, 2009		3,756,569
Insurance Auto Auctions, Inc.
1,271,069	Term Loan, 7.85%, Maturing May 19, 2012		1,285,369
Key Automotive Group
4,447,679	Term Loan, 8.11%, Maturing June 29, 2010		4,492,156
Keystone Automotive Operations, Inc.
1,812,051	Term Loan, 7.18%, Maturing October 30, 2009		1,815,449
Kwik Fit Group Ltd.
1,250,000	Term Loan, 7.12%, Maturing August 31, 2013	GBP	2,372,189
1,250,000	Term Loan, 7.62%, Maturing August 31, 2014	GBP	2,382,668
Plastech Engineered Products, Inc.
939,494	Term Loan, 9.28%, Maturing March 31, 2010		938,711

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
R.J. Tower Corp.
$7,000,000	DIP Revolving Loan, 5.57%, Maturing February 2, 2007(2)	$6,973,750
Safelite Glass Corp.
1,028,506	Term Loan, 8.46%, Maturing June 30, 2008	1,015,650
2,926,479	Term Loan, 8.96%, Maturing June 30, 2008	2,889,898
Tenneco Automotive, Inc.
3,600,741	Term Loan, 7.19%, Maturing December 12, 2009	3,631,797
2,383,463	Term Loan, 7.05%, Maturing December 12, 2010	2,404,020
TI Automotive, Ltd.
3,734,702	Term Loan, 7.94%, Maturing June 30, 2011	3,692,687
Trimas Corp.
7,789,775	Term Loan, 8.87%, Maturing December 31, 2009	7,919,607
TRW Automotive, Inc.
7,066,196	Term Loan, 6.25%, Maturing June 30, 2012	7,084,844
United Components, Inc.
2,110,191	Term Loan, 7.41%, Maturing June 30, 2010	2,120,742
Visteon Corp.
1,600,000	Term Loan, 9.18%, Maturing June 20, 2007	1,608,400
		$147,126,057
Beverage and Tobacco — 1.2%
Alliance One International, Inc.
$2,841,300	Term Loan, 8.48%, Maturing May 13, 2010	$2,866,161
Constellation Brands, Inc.
15,037,161	Term Loan, 6.36%, Maturing November 30, 2011	15,109,535
Culligan International Co.
2,574,000	Term Loan, 7.08%, Maturing September 30, 2011	2,588,479
National Dairy Holdings, L.P.
6,016,694	Term Loan, 7.09%, Maturing March 15, 2012	6,039,257
National Distribution Co.
2,750,000	Term Loan, 11.60%, Maturing June 22, 2010	2,756,875
Southern Wine & Spirits of America, Inc.
5,144,845	Term Loan, 6.48%, Maturing June 1, 2012	5,179,414
Sunny Delight Beverages Co.
265,494	Term Loan, 10.04%, Maturing August 20, 2010	264,499
		$34,804,220
Building and Development — 7.2%
401 North Wabash Venture, LLC
$5,500,000	Term Loan, 8.84%, Maturing May 7, 2008(2)	$5,555,000
Biomed Realty, L.P.
10,965,000	Term Loan, 7.27%, Maturing May 31, 2010	10,992,412
Capital Automotive REIT
4,299,788	Term Loan, 6.78%, Maturing December 16, 2010	4,321,957

Principal Amount	Borrower/Tranche Description	Value
DMB / CH II, LLC
$729,000	Term Loan, 7.54%, Maturing September 9, 2009	$730,822
Empire Hawkeye Partners, L.P.
6,800,000	Term Loan, 4.92%, Maturing December 1, 2009(2)	6,808,500
Epco / Fantome, LLC
5,100,000	Term Loan, 8.09%, Maturing November 23, 2010	5,112,750
Formica Corp.
3,400,000	Term Loan, 7.96%, Maturing March 15, 2013	3,419,125
FT-FIN Acquisition, LLC
4,461,070	Term Loan, 9.62%, Maturing November 17, 2007	4,472,223
Gables GP, Inc.
2,762,404	Term Loan, 6.84%, Maturing September 30, 2006	2,769,597
Hearthstone Housing Partners II, LLC
13,750,000	Revolving Loan, 4.15%, Maturing December 1, 2007(2)	13,715,625
Hovstone Holdings, LLC
4,410,000	Term Loan, 7.36%, Maturing February 28, 2009	4,421,025
Kyle Acquisition Group, LLC
1,653,650	Term Loan, 7.06%, Maturing July 20, 2010	1,660,885
Landsource Communities, LLC
9,721,000	Term Loan, 7.63%, Maturing March 31, 2010	9,760,496
LNR Property Corp.
6,972,760	Term Loan, 8.04%, Maturing February 3, 2008	6,988,016
159,750	Term Loan, 8.08%, Maturing February 3, 2008	160,682
LNR Property Holdings Corp.
2,288,928	Term Loan, 9.54%, Maturing March 3, 2008	2,343,290
MAAX Corp.
3,180,942	Term Loan, 8.10%, Maturing June 4, 2011	3,165,038
Mattamy Funding Partnership
1,500,000	Term Loan, 7.48%, Maturing April 11, 2013	1,518,750
Mueller Group, Inc.
8,681,375	Term Loan, 7.81%, Maturing October 3, 2012	8,768,189
NCI Building Systems, Inc.
2,911,264	Term Loan, 6.71%, Maturing June 18, 2010	2,924,912
Newkirk Master, L.P.
10,935,981	Term Loan, 6.83%, Maturing August 11, 2008	11,014,588
Nortek, Inc.
6,744,863	Term Loan, 6.69%, Maturing August 27, 2011	6,780,698
Panolam Industries Holdings, Inc.
2,687,747	Term Loan, 7.73%, Maturing September 30, 2012	2,707,905
Ply Gem Industries, Inc.
343,750	Term Loan, 7.21%, Maturing August 15, 2011	345,469
5,156,250	Term Loan, 7.21%, Maturing August 15, 2011	5,182,031
South Edge, LLC
4,475,000	Term Loan, 7.13%, Maturing October 31, 2009	4,504,835
St. Mary's Cement, Inc.
2,592,831	Term Loan, 6.98%, Maturing December 4, 2010	2,633,344

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Stile Acquisition Corp.
$6,710,206	Term Loan, 7.11%, Maturing April 6, 2013		$6,676,011
Stile U.S. Acquisition Corp.
6,721,638	Term Loan, 7.11%, Maturing April 6, 2013		6,687,384
Sunstone Hotel Partnership, LLC
5,000,000	Revolving Loan, 0%, Maturing October 26, 2007(2)		4,987,500
TE / Tousa Senior, LLC
2,000,000	Revolving Loan, 5.93%, Maturing July 29, 2008(2)		1,997,500
3,750,000	Term Loan, 7.75%, Maturing July 29, 2008		3,778,125
The Woodlands Community Property Co.
4,687,814	Term Loan, 7.24%, Maturing November 30, 2007		4,722,972
1,135,306	Term Loan, 9.24%, Maturing November 30, 2007		1,152,336
Tousa / Kolter, LLC
7,410,000	Term Loan, 6.27%, Maturing January 7, 2008(2)		7,447,050
Trizec Properties, Inc.
7,750,000	Term Loan, 6.53%, Maturing May 2, 2007		7,745,768
TRU 2005 RE Holding Co.
13,750,000	Term Loan, 8.02%, Maturing December 9, 2008		13,745,710
Trustreet Properties, Inc.
5,150,000	Term Loan, 7.02%, Maturing April 8, 2010		5,188,625
United Subcontractors, Inc.
2,675,000	Term Loan, 11.95%, Maturing June 27, 2013		2,678,344
WCI Communities, Inc.
8,300,000	Term Loan, 7.04%, Maturing December 23, 2010		8,320,750
			$207,906,239
Business Equipment and Services — 4.6%
Acco Brands Corp.
$2,005,750	Term Loan, 6.81%, Maturing August 17, 2012		$2,018,703
Activant Solutions Inc.
2,400,000	Term Loan, 7.19%, Maturing May 1, 2013		2,408,251
Affiliated Computer Services
2,493,750	Term Loan, 6.58%, Maturing March 20, 2013		2,502,323
Affinion Group, Inc.
7,297,674	Term Loan, 7.92%, Maturing October 17, 2012		7,346,707
Allied Security Holdings, LLC
3,093,201	Term Loan, 8.86%, Maturing June 30, 2010		3,124,133
Audatex North America, Inc.
1,000,000	Term Loan, 8.28%, Maturing January 13, 2013	EUR	1,325,392
1,000,000	Term Loan, 5.06%, Maturing April 13, 2013	EUR	1,290,872
Baker & Taylor, Inc.
7,600,000	Revolving Loan, 5.16%, Maturing May 6, 2011(2)		7,562,000
3,100,000	Term Loan, 12.12%, Maturing May 6, 2011		3,131,000
Buhrmann US, Inc.
6,757,359	Term Loan, 6.77%, Maturing December 31, 2010		6,791,146

Principal Amount	Borrower/Tranche Description	Value
DynCorp International, LLC
$4,425,300	Term Loan, 7.63%, Maturing February 11, 2011		$4,471,398
Gate Gourmet Borrower, LLC
195,556	Term Loan, 7.00%, Maturing March 9, 2012		197,511
1,564,444	Term Loan, 7.64%, Maturing March 9, 2012		1,580,089
3,150,000	Term Loan, 5.47%, Maturing March 9, 2013	EUR	4,081,420
Global Imaging Systems, Inc.
3,352,816	Term Loan, 6.38%, Maturing May 10, 2010		3,358,056
Info USA, Inc.
1,995,000	Term Loan, 6.85%, Maturing February 14, 2012		2,007,469
IPayment, Inc.
2,975,000	Term Loan, 7.34%, Maturing May 10, 2013		2,989,875
Iron Mountain, Inc.
6,401,442	Term Loan, 6.84%, Maturing April 2, 2011		6,458,786
9,583,881	Term Loan, 7.00%, Maturing April 2, 2011		9,657,753
Language Line, Inc.
8,090,321	Term Loan, 9.35%, Maturing June 11, 2011		8,153,531
Mitchell International, Inc.
4,400,434	Term Loan, 6.98%, Maturing August 15, 2011		4,436,188
Protection One, Inc.
3,251,269	Term Loan, 7.64%, Maturing April 18, 2011		3,266,511
RGIS Holdings, LLC
3,740,625	Term Loan, 7.48%, Maturing February 15, 2013		3,740,625
Sungard Data Systems, Inc.
30,342,925	Term Loan, 7.66%, Maturing February 11, 2013		30,574,290
Transaction Network Services, Inc.
2,808,685	Term Loan, 6.89%, Maturing May 4, 2012		2,815,707
US Investigations Services, Inc.
2,451,697	Term Loan, 7.43%, Maturing October 14, 2012		2,480,811
1,755,601	Term Loan, 7.43%, Maturing October 14, 2013		1,776,449
Western Inventory Services
886,045	Term Loan, 8.02%, Maturing March 31, 2011		890,475
777,232	Term Loan, 8.09%, Maturing March 31, 2011		781,118
Williams Scotsman, Inc.
2,570,000	Term Loan, 7.13%, Maturing June 28, 2010		2,587,669
			$133,806,258
Cable and Satellite Television — 4.8%
Adelphia Communications Corp.
$12,278,516	DIP Loan, 7.13%, Maturing August 7, 2006		$12,328,404
Atlantic Broadband Finance, LLC
5,854,353	Term Loan, 7.62%, Maturing September 1, 2011		5,942,168
Bragg Communications, Inc.
3,350,197	Term Loan, 7.23%, Maturing August 31, 2011		3,371,136
Bresnan Broadband Holdings, LLC
5,000,000	Term Loan, 7.02%, Maturing March 29, 2014		5,022,915

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Cablecom Luxembourg SCA
$2,000,000	Term Loan, 5.23%, Maturing September 28, 2012	EUR	2,597,320
Canadian Cable Acquisition Co., Inc.
4,668,900	Term Loan, 7.96%, Maturing July 30, 2011		4,703,917
Charter Communications Operating, LLC
29,888,627	Term Loan, 7.76%, Maturing April 28, 2013		30,063,356
CSC Holdings, Inc.
9,600,000	Term Loan, 6.75%, Maturing March 29, 2013		9,608,304
Eno (Altice One)
1,250,000	Term Loan, 5.13%, Maturing December 31, 2013	EUR	1,609,451
1,250,000	Term Loan, 5.63%, Maturing December 31, 2014	EUR	1,613,089
Insight Midwest Holdings, LLC
11,385,880	Term Loan, 7.00%, Maturing December 31, 2009		11,455,744
Liberty Cablevision of Puerto Rico, Ltd.
1,300,000	Term Loan, 7.09%, Maturing March 1, 2013		1,305,687
Mediacom Broadband Group
1,965,150	Term Loan, 6.89%, Maturing January 31, 2015		1,963,615
Mediacom Illinois, LLC
8,000,000	Term Loan, 6.58%, Maturing September 30, 2012		7,951,432
6,023,750	Term Loan, 6.90%, Maturing March 31, 2013		6,016,756
PKS Media (Netherlands) B.V.
2,500,000	Term Loan, 4.89%, Maturing October 5, 2013	EUR	3,222,030
1,000,000	Term Loan, 5.14%, Maturing October 5, 2013	EUR	1,303,922
1,000,000	Term Loan, 5.64%, Maturing October 5, 2014	EUR	1,310,045
San Juan Cable, LLC
997,500	Term Loan, 6.84%, Maturing October 31, 2012		1,002,800
UGS Corp.
7,620,749	Term Loan, 7.09%, Maturing March 31, 2012		7,674,727
UPC Broadband Holding B.V.
3,150,000	Term Loan, 4.99%, Maturing March 31, 2013	EUR	4,055,898
2,790,000	Term Loan, 7.11%, Maturing March 31, 2013		2,802,081
3,150,000	Term Loan, 4.99%, Maturing December 31, 2013	EUR	4,055,898
2,790,000	Term Loan, 7.11%, Maturing December 31, 2013		2,802,081
YPSO France S.A.S
3,300,000	Term Loan, 5.13%, Maturing December 16, 2013	EUR	4,251,490
			$138,034,266
Chemicals and Plastics — 6.5%
Basell Af S.A.R.L.
$358,974	Term Loan, 5.34%, Maturing August 1, 2013	EUR	467,695
641,026	Term Loan, 5.37%, Maturing August 1, 2013	EUR	835,169
916,667	Term Loan, 7.73%, Maturing August 1, 2013		932,326
183,333	Term Loan, 7.73%, Maturing August 1, 2013		186,465
358,974	Term Loan, 5.84%, Maturing August 1, 2014	EUR	469,683
641,026	Term Loan, 5.87%, Maturing August 1, 2014	EUR	838,719
916,667	Term Loan, 8.23%, Maturing August 1, 2014		932,326
183,333	Term Loan, 8.23%, Maturing August 1, 2014		186,465

Principal Amount	Borrower/Tranche Description	Value
Brenntag Holding GmbH and Co. KG
$2,117,647	Term Loan, 5.45%, Maturing December 23, 2013	EUR	2,760,434
883,636	Term Loan, 7.44%, Maturing January 18, 2014		895,786
3,616,364	Term Loan, 7.44%, Maturing January 18, 2014		3,665,185
496,877	Term Loan, 5.70%, Maturing December 23, 2014	EUR	649,595
385,476	Term Loan, 5.70%, Maturing December 23, 2014	EUR	510,081
Celanese Holdings, LLC
15,050,775	Term Loan, 6.98%, Maturing April 6, 2011		15,139,198
Gentek, Inc.
2,498,422	Term Loan, 7.26%, Maturing February 25, 2011		2,523,017
Hercules, Inc.
744,000	Term Loan, 6.53%, Maturing October 8, 2010		749,231
Hexion Specialty Chemicals
11,645,308	Term Loan, 7.13%, Maturing May 5, 2013		11,641,674
2,529,692	Term loan, 7.13%, Maturing May 5, 2013		2,528,903
Huntsman, LLC
2,335,000	Term Loan, 4.66%, Maturing August 16, 2012	EUR	3,014,187
19,354,423	Term Loan, 6.83%, Maturing August 16, 2012		19,386,184
Ineos Group
849,785	Term Loan, 5.41%, Maturing December 14, 2011	EUR	1,103,165
150,215	Term Loan, 5.41%, Maturing December 14, 2011	EUR	195,004
849,785	Term Loan, 5.91%, Maturing December 14, 2011	EUR	1,108,367
150,215	Term Loan, 5.91%, Maturing December 14, 2011	EUR	195,924
2,950,000	Term Loan, 7.34%, Maturing December 14, 2012		2,982,081
1,925,000	Term Loan, 7.34%, Maturing December 14, 2013		1,951,469
1,925,000	Term Loan, 7.84%, Maturing December 14, 2014		1,951,469
Innophos, Inc.
1,580,204	Term Loan, 7.27%, Maturing August 13, 2010		1,594,690
Invista B.V.
9,387,599	Term Loan, 6.75%, Maturing April 29, 2011		9,426,717
4,772,017	Term Loan, 6.75%, Maturing April 29, 2011		4,791,902
ISP Chemo, Inc.
7,175,000	Term Loan, 6.94%, Maturing February 16, 2013		7,214,800
Kranton Polymers, LLC
5,325,767	Term Loan, 7.13%, Maturing May 12, 2013		5,339,081
Mosaic Co.
7,172,550	Term Loan, 6.39%, Maturing February 21, 2012		7,206,175
Nalco Co.
17,647,643	Term Loan, 6.64%, Maturing November 4, 2010		17,733,675
PQ Corp.
3,870,900	Term Loan, 7.00%, Maturing February 11, 2012		3,906,385
Rockwood Specialties Group, Inc.
9,191,650	Term Loan, 7.13%, Maturing December 10, 2012		9,267,049
Sigmakalon (BC) Holdco B.V.
1,970,000	Term Loan, 5.02%, Maturing September 9, 2012	EUR	2,527,836
92,758	Term Loan, 5.52%, Maturing September 9, 2013	EUR	120,316

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
$1,204,580	Term Loan, 5.52%, Maturing September 9, 2013	EUR	1,562,454
2,202,661	Term Loan, 5.52%, Maturing September 9, 2013	EUR	2,857,059
729,480	Term Loan, 6.02%, Maturing September 9, 2014	EUR	950,450
181,330	Term Loan, 6.02%, Maturing September 9, 2014	EUR	233,492
178,614	Term Loan, 6.02%, Maturing September 9, 2014	EUR	232,719
2,135,161	Term Loan, 6.02%, Maturing September 9, 2014	EUR	2,781,931
183,030	Term Loan, 7.87%, Maturing September 9, 2014	GBP	343,361
Solo Cup Co.
9,424,278	Term Loan, 7.53%, Maturing February 27, 2011		9,511,651
1,775,000	Term Loan, 11.50%, Maturing March 31, 2012		1,801,625
TPG Spring UK, Ltd.
4,546,143	Term Loan, 5.49%, Maturing June 27, 2013	EUR	5,862,651
4,546,143	Term Loan, 5.99%, Maturing June 27, 2013	EUR	5,887,953
Wavin Holdings B.V.
900,000	Term Loan, 5.30%, Maturing September 9, 2013	EUR	1,166,120
900,000	Term Loan, 5.80%, Maturing September 9, 2014	EUR	1,171,467
Wellman, Inc.
5,400,000	Term Loan, 9.15%, Maturing February 10, 2009		5,458,217
			$186,749,578
Clothing/Textiles — 0.3%
Joan Fabrics Corp.
$295,739	Term Loan, 10.25%, Maturing June 30, 2006(3)		$245,463
Propex Fabrics, Inc.
3,082,356	Term Loan, 7.34%, Maturing July 31, 2012		3,097,768
St. John Knits International, Inc.
2,540,570	Term Loan, 7.25%, Maturing March 23, 2012		2,569,151
The William Carter Co.
2,628,134	Term Loan, 6.70%, Maturing July 14, 2012		2,636,347
			$8,548,729
Conglomerates — 2.9%
Aearo Technologies, Inc.
$2,650,000	Term Loan, 7.45%, Maturing March 22, 2013		$2,680,364
Amsted Industries, Inc.
5,500,000	Term Loan, 7.00%, Maturing October 15, 2010		5,572,187
Blount, Inc.
1,809,969	Term Loan, 6.76%, Maturing August 9, 2010		1,828,068
Dundee Holdco 4 Limited
728,900	Term Loan, 8.48%, Maturing August 17, 2015	EUR	936,236
Dundee Holding, Inc.
1,217,171	Term Loan, 7.83%, Maturing February 17, 2014		1,217,171
Euramax Europe B.V.
1,401,756	Term Loan, 5.70%, Maturing June 29, 2012	EUR	1,794,484

Principal Amount	Borrower/Tranche Description	Value
Euramax International, Inc.
$2,138,811	Term Loan, 7.69%, Maturing June 28, 2012		$2,158,862
Goodman Global Holdings, Inc.
3,885,686	Term Loan, 6.94%, Maturing December 23, 2011		3,903,494
ISS Holdings A/S
2,504,202	Term Loan, 5.33%, Maturing December 31, 2013	EUR	3,269,798
1,704,757	Term Loan, 7.21%, Maturing December 31, 2013	GBP	3,232,381
Jarden Corp.
3,628,237	Term Loan, 6.74%, Maturing January 24, 2012		3,640,711
10,619,332	Term Loan, 6.99%, Maturing January 24, 2012		10,675,274
Johnson Diversey, Inc.
1,060,665	Term Loan, 0%, Maturing December 16, 2010(2)		1,066,631
11,400,159	Term Loan, 7.60%, Maturing December 16, 2011		11,511,311
Platinum 100, Ltd.
500,000	Term Loan, 7.43%, Maturing January 15, 2013	GBP	941,755
500,000	Term Loan, 7.93%, Maturing January 15, 2014	GBP	945,108
Polymer Group, Inc.
2,000,000	Revolving Loan, 5.64%, Maturing November 22, 2010(2)		1,950,000
8,628,375	Term Loan, 7.21%, Maturing November 22, 2012		8,757,801
PP Acquisition Corp.
6,651,689	Term Loan, 7.98%, Maturing November 12, 2011		6,723,747
Rexnord Corp.
7,007,637	Term Loan, 7.37%, Maturing December 31, 2011		7,064,574
Sensata Technologies Finance C
2,450,000	Term Loan, 6.86%, Maturing April 27, 2013		2,450,985
Walter Industries, Inc.
1,321,492	Term Loan, 6.84%, Maturing October 3, 2012		1,333,261
			$83,654,203
Containers and Glass Products — 4.1%
Berry Plastics Corp.
$9,982,230	Term Loan, 6.59%, Maturing December 2, 2011		$10,044,619
BWAY Corp.
1,634,633	Term Loan, 7.31%, Maturing June 30, 2011		1,653,023
Consolidated Container Holding, LLC
3,831,750	Term Loan, 8.37%, Maturing December 15, 2008		3,852,507
Crown Americas, Inc.
1,000,000	Term Loan, 4.12%, Maturing November 15, 2012	EUR	1,283,246
1,375,000	Term Loan, 6.44%, Maturing November 15, 2012		1,379,297
Graham Packaging Holdings Co.
15,059,379	Term Loan, 7.11%, Maturing October 7, 2011		15,151,934
850,000	Term Loan, 7.38%, Maturing October 7, 2011		855,224
Graphic Packaging International, Inc.
2,000,000	Revolving Loan, 7.39%, Maturing August 8, 2007(2)		1,942,500
18,513,120	Term Loan, 7.50%, Maturing August 8, 2010		18,714,784

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Impress Metal Packaging Holdings, B.V.
$5,713,671	Term Loan, 7.94%, Maturing December 31, 2006		$5,727,956
IPG (US), Inc.
3,477,051	Term Loan, 7.16%, Maturing July 28, 2011		3,528,483
JSG Acquisitions
6,500,000	Term Loan, 5.25%, Maturing December 31, 2014	EUR	8,484,595
6,500,000	Term Loan, 5.74%, Maturing December 31, 2014	EUR	8,484,595
Kranson Industries, Inc.
2,180,964	Term Loan, 7.73%, Maturing July 30, 2011		2,197,321
Owens-Illinois, Inc.
5,000,000	Revolving Loan, 7.46%, Maturing April 1, 2007(2)		4,998,440
4,015,544	Term Loan, 6.85%, Maturing April 1, 2007		4,016,801
2,000,000	Term Loan, 6.85%, Maturing April 1, 2008		2,001,250
2,168,179	Term Loan, 6.85%, Maturing April 1, 2008		2,170,889
Pregis Corp.
2,487,500	Term Loan, 5.30%, Maturing October 12, 2012	EUR	3,235,008
Smurfit-Stone Container Corp.
1,986,462	Term Loan, 4.73%, Maturing November 1, 2010		2,000,395
4,977,726	Term Loan, 7.19%, Maturing November 1, 2011		5,012,640
12,872,079	Term Loan, 7.28%, Maturing November 1, 2011		12,962,364
			$119,697,871
Cosmetics/Toiletries — 0.3%
American Safety Razor Co.
$1,545,212	Term Loan, 7.97%, Maturing February 28, 2012		$1,556,802
Prestige Brands, Inc.
6,396,962	Term Loan, 7.24%, Maturing April 6, 2011		6,459,601
Revlon Consumer Products Corp.
2,187,500	Term Loan, 10.91%, Maturing July 9, 2010		2,229,428
			$10,245,831
Drugs — 0.6%
Warner Chilcott Corp.
$2,056,753	Term Loan, 7.61%, Maturing January 18, 2012		$2,067,220
4,452,118	Term Loan, 7.61%, Maturing January 18, 2012		4,474,775
11,048,778	Term Loan, 7.62%, Maturing January 18, 2012		11,105,006
			$17,647,001
Ecological Services and Equipment — 1.1%
Alderwoods Group, Inc.
$1,747,072	Term Loan, 6.96%, Maturing September 29, 2009		$1,759,630
Allied Waste Industries, Inc.
3,437,592	Term Loan, 4.88%, Maturing January 15, 2012		3,440,717
3,853,334	Term Loan, 6.76%, Maturing January 15, 2012		3,857,750

Principal Amount	Borrower/Tranche Description	Value
Envirocare of Utah, LLC
$4,745,455	Term Loan, 7.85%, Maturing April 15, 2010		$4,808,726
Environmental Systems, Inc.
3,023,840	Term Loan, 8.66%, Maturing December 12, 2008		3,042,739
500,000	Term Loan, 15.14%, Maturing December 12, 2010		512,500
Sensus Metering Systems, Inc.
456,771	Term Loan, 6.85%, Maturing December 17, 2010		459,055
3,438,775	Term Loan, 6.93%, Maturing December 17, 2010		3,455,969
Sulo GmbH
3,750,000	Term Loan, 5.49%, Maturing January 19, 2014	EUR	4,876,227
3,750,000	Term Loan, 5.99%, Maturing January 19, 2015	EUR	4,897,834
			$31,111,147
Electronics/Electrical — 2.1%
AMI Semiconductor, Inc.
$1,289,328	Term Loan, 6.58%, Maturing April 1, 2012		$1,296,849
Aspect Software, Inc.
2,175,000	Term Loan, 7.44%, Maturing September 22, 2010		2,185,875
Communications & Power, Inc.
1,416,667	Term Loan, 7.68%, Maturing July 23, 2010		1,426,112
Enersys Capital, Inc.
3,635,250	Term Loan, 6.98%, Maturing March 17, 2011		3,662,514
Fairchild Semiconductor Corp.
3,973,695	Term Loan, 6.88%, Maturing December 31, 2010		4,003,498
FCI International S.A.S.
662,180	Term Loan, 7.73%, Maturing November 1, 2013		671,285
687,820	Term Loan, 7.73%, Maturing November 1, 2013		692,119
687,820	Term Loan, 8.23%, Maturing November 1, 2013		695,558
662,180	Term Loan, 8.23%, Maturing November 1, 2013		671,285
Ganymed 347 VV GmbH
329,460	Term Loan, 5.75%, Maturing April 30, 2013	EUR	427,135
670,540	Term Loan, 5.75%, Maturing April 30, 2013	EUR	869,333
329,460	Term Loan, 6.25%, Maturing April 30, 2014	EUR	429,198
670,540	Term Loan, 6.25%, Maturing April 30, 2014	EUR	873,531
Infor Global Solutions
654,545	Term Loan, 7.80%, Maturing April 18, 2011		653,863
2,945,455	Term Loan, 7.80%, Maturing April 18, 2011		2,942,385
1,350,000	Term Loan, 7.80%, Maturing April 18, 2011		1,348,593
Invensys International Holdings Limited
2,890,174	Term Loan, 8.50%, Maturing September 4, 2009		2,904,625
Network Solutions, LLC
3,102,225	Term Loan, 9.96%, Maturing January 9, 2012		3,117,736
Open Solutions, Inc.
3,661,724	Term Loan, 7.33%, Maturing September 3, 2011		3,696,053
Rayovac Corp.
10,734,734	Term Loan, 8.08%, Maturing February 7, 2012		10,847,116

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Security Co., Inc.
$4,617,826	Term Loan, 8.25%, Maturing June 30, 2010		$4,646,688
Serena Software, Inc.
1,925,000	Term Loan, 7.41%, Maturing March 10, 2013		1,937,432
Telcordia Technologies, Inc.
7,058,700	Term Loan, 7.73%, Maturing September 15, 2012		7,051,345
Vertafore, Inc.
458,333	Term Loan, 0%, Maturing January 31, 2012(2)		461,771
3,565,834	Term Loan, 7.72%, Maturing January 31, 2012		3,592,577
			$61,104,476
Equipment Leasing — 1.4%
Ashtead Group, PLC
$2,267,100	Term Loan, 6.94%, Maturing November 12, 2009		$2,281,269
Carey International, Inc.
1,980,000	Term Loan, 8.94%, Maturing May 2, 2011		1,970,100
Maxim Crane Works, L.P.
3,754,302	Term Loan, 6.94%, Maturing January 28, 2012		3,767,210
The Hertz Corp.
13,750,000	Revolving Loan, 7.09%, Maturing December 21, 2010(2)		13,720,781
654,258	Term Loan, 0%, Maturing December 21, 2012(2)		658,496
786,111	Term Loan, 4.93%, Maturing December 21, 2012		790,608
5,621,212	Term Loan, 7.26%, Maturing December 21, 2012		5,653,371
United Rentals, Inc.
1,726,985	Term Loan, 6.83%, Maturing February 14, 2011		1,738,679
9,381,324	Term Loan, 7.10%, Maturing February 14, 2011		9,444,845
			$40,025,359
Farming/Agriculture — 0.2%
Central Garden & Pet Co.
$6,775,000	Term Loan, 6.52%, Maturing February 28, 2014		$6,811,700
			$6,811,700
Financial Intermediaries — 2.7%
AIMCO Properties, L.P.
$14,600,000	Term Loan, 6.64%, Maturing November 2, 2009		$14,663,875
Ameritrade Holding Corp.
10,825,000	Term Loan, 6.59%, Maturing December 31, 2012		10,829,059
Blitz F04-506 GmbH
1,000,000	Term Loan, 5.67%, Maturing June 30, 2014	EUR	1,305,116
Coinstar, Inc.
1,740,332	Term Loan, 7.03%, Maturing July 7, 2011		1,766,437
Extensity S.A.R.L.- GEAC U.S.
2,700,000	Term Loan, 7.63%, Maturing March 14, 2011		2,698,312

Principal Amount	Borrower/Tranche Description	Value
Fidelity National Information Solutions, Inc.
$22,332,375	Term Loan, 6.83%, Maturing March 9, 2013		$22,393,432
LPL Holdings, Inc.
11,994,938	Term Loan, 8.20%, Maturing June 30, 2013		12,129,881
The Macerich Partnership, L.P.
7,300,000	Revolving Loan, 4.79%, Maturing July 30, 2007(2)		7,081,000
4,310,000	Term Loan, 6.56%, Maturing April 25, 2010		4,323,469
			$77,190,581
Food Products — 2.5%
Acosta, Inc.
$5,885,250	Term Loan, 7.34%, Maturing December 6, 2012		$5,918,355
Advantage Sales & Marketing, Inc.
2,725,000	Term Loan, 7.22%, Maturing March 29, 2013		2,723,297
American Seafoods Group, LLC
2,014,875	Term Loan, 6.73%, Maturing September 30, 2012		2,027,468
BF Bolthouse Holdco, LLC
2,044,875	Term Loan, 7.37%, Maturing December 16, 2012		2,068,520
BL Marketing, Ltd.
1,500,000	Term Loan, 7.19%, Maturing December 20, 2013	GBP	2,855,252
1,500,000	Term Loan, 7.69%, Maturing December 20, 2014	GBP	2,868,509
Black Lion Beverages III B.V.
1,000,000	Term Loan, 5.44%, Maturing December 31, 2013	EUR	1,302,044
1,000,000	Term Loan, 5.78%, Maturing December 31, 2014	EUR	1,308,199
Charden International B.V.
750,000	Term Loan, 5.47%, Maturing March 14, 2014	EUR	965,445
750,000	Term Loan, 5.97%, Maturing March 14, 2015	EUR	969,660
Chiquita Brands, LLC
3,148,091	Term Loan, 7.10%, Maturing June 28, 2012		3,168,421
Del Monte Corp.
3,118,500	Term Loan, 6.65%, Maturing February 8, 2012		3,134,482
Doane Pet Care Co.
1,791,000	Term Loan, 7.17%, Maturing October 21, 2012		1,793,239
Dole Food Company, Inc.
525,581	Term Loan, 6.67%, Maturing April 12, 2013		522,912
3,941,860	Term Loan, 6.97%, Maturing April 12, 2013		3,921,844
1,182,558	Term Loan, 7.06%, Maturing April 12, 2013		1,176,553
Foodvest Limited
361,667	Term Loan, 5.57%, Maturing March 16, 2014	EUR	469,479
250,000	Term Loan, 7.55%, Maturing March 16, 2014	GBP	473,819
361,667	Term Loan, 6.07%, Maturing March 16, 2015	EUR	471,802
250,000	Term Loan, 8.05%, Maturing March 16, 2015	GBP	473,819
Herbalife International, Inc.
811,694	Term Loan, 6.85%, Maturing December 21, 2010		814,230
Interstate Brands Corp.
5,250,000	Revolving Loan, 0%, Maturing September 22, 2006(2)		5,247,811

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Michael Foods, Inc.
$3,928,691	Term Loan, 6.70%, Maturing November 21, 2010	$3,954,883
Nash-Finch Co.
3,870,000	Term Loan, 7.38%, Maturing November 12, 2010	3,899,025
Nutro Products, Inc.
1,475,000	Term Loan, 7.02%, Maturing April 26, 2013	1,477,766
Pinnacle Foods Holdings Corp.
2,142,857	Revolving Loan, 0%, Maturing November 25, 2009(2)	2,083,929
9,424,773	Term Loan, 8.24%, Maturing November 25, 2010	9,491,925
Reddy Ice Group, Inc.
6,975,000	Term Loan, 6.79%, Maturing August 9, 2012	7,022,953
		$72,605,641
Food Service — 2.1%
AFC Enterprises, Inc.
$1,487,990	Term Loan, 7.25%, Maturing May 11, 2011	$1,501,010
Buffets, Inc.
2,000,000	Term Loan, 0%, Maturing June 28, 2007(2)	2,015,000
931,818	Term Loan, 4.98%, Maturing June 28, 2009	938,807
5,981,452	Term Loan, 8.20%, Maturing June 28, 2009	6,026,313
Burger King Corp.
4,779,263	Term Loan, 6.50%, Maturing June 30, 2012	4,781,878
Carrols Corp.
1,770,761	Term Loan, 7.38%, Maturing December 31, 2010	1,790,959
CBRL Group, Inc.
6,275,000	Term Loan, 6.63%, Maturing April 27, 2013	6,282,844
CKE Restaurants, Inc.
1,464,631	Term Loan, 7.13%, Maturing May 1, 2010	1,480,193
Denny's, Inc.
3,989,545	Term Loan, 8.18%, Maturing September 30, 2009	4,047,724
Domino's, Inc.
18,445,512	Term Loan, 6.49%, Maturing June 25, 2010	18,530,048
Jack in the Box, Inc.
2,588,379	Term Loan, 6.52%, Maturing January 8, 2011	2,611,565
Maine Beverage Co., LLC
2,558,036	Term Loan, 6.73%, Maturing June 30, 2010	2,551,641
QCE Finance, LLC
2,800,000	Term Loan, 7.31%, Maturing May 5, 2013	2,804,082
Sagittarius Restaurants, LLC
1,275,000	Term Loan, 7.33%, Maturing March 29, 2013	1,279,781
Weight Watchers International, Inc.
1,500,000	Revolving Loan, 0%, Maturing March 31, 2009(2)	1,500,000
Weightwatchers.com, Inc.
1,665,825	Term Loan, 7.32%, Maturing December 16, 2010	1,684,565
		$59,826,410

Principal Amount	Borrower/Tranche Description	Value
Food/Drug Retailers — 1.9%
Cumberland Farms, Inc.
$8,584,019	Term Loan, 7.25%, Maturing September 8, 2008	$8,626,939
1,394,215	Term Loan, 7.43%, Maturing September 8, 2008	1,397,700
General Nutrition Centers, Inc.
2,734,657	Term Loan, 7.91%, Maturing December 7, 2009	2,756,876
2,000,000	Revolving Loan, 0%, Maturing December 15, 2009(2)	1,945,000
Roundy's Supermarkets, Inc.
11,321,625	Term Loan, 8.02%, Maturing November 3, 2011	11,447,816
The Jean Coutu Group (PJC), Inc.
12,139,577	Term Loan, 7.63%, Maturing July 30, 2011	12,221,349
The Pantry, Inc.
2,593,500	Term Loan, 6.85%, Maturing January 2, 2012	2,610,521
Winn-Dixie Stores, Inc.
13,000,000	DIP Revolving Loan, 0%, Maturing February 23, 2007(2)	12,935,000
		$53,941,201
Forest Products — 2.1%
Appleton Papers, Inc.
$6,186,207	Term Loan, 7.31%, Maturing June 11, 2010	$6,221,004
Boise Cascade Holdings, LLC
8,195,334	Term Loan, 6.75%, Maturing October 29, 2011	8,247,948
Buckeye Technologies, Inc.
2,943,193	Term Loan, 7.01%, Maturing March 15, 2008	2,962,815
Georgia-Pacific Corp.
20,628,250	Term Loan, 6.88%, Maturing December 20, 2012	20,687,886
8,675,000	Term Loan, 7.98%, Maturing December 23, 2013	8,798,870
NewPage Corp.
3,928,571	Revolving Loan, 2.94%, Maturing May 2, 2010(2)	3,908,929
3,154,533	Term Loan, 7.96%, Maturing May 2, 2011	3,178,192
RLC Industries Co.
4,686,097	Term Loan, 6.48%, Maturing February 24, 2010	4,706,598
Xerium Technologies, Inc.
3,228,130	Term Loan, 7.23%, Maturing November 19, 2011	3,230,148
		$61,942,390
Healthcare — 5.7%
Accellent, Inc.
$1,221,938	Term Loan, 7.23%, Maturing November 22, 2012	$1,226,139
Alliance Imaging, Inc.
7,135,893	Term Loan, 7.61%, Maturing December 29, 2011	7,174,919
AMN Healthcare, Inc.
1,623,936	Term Loan, 6.98%, Maturing November 2, 2011	1,639,161
AMR HoldCo, Inc.
1,902,969	Term Loan, 7.25%, Maturing February 10, 2012	1,914,269

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Carl Zeiss Topco GMBH
$1,323,333	Term Loan, 7.86%, Maturing February 28, 2013		$1,339,765
2,646,667	Term Loan, 8.36%, Maturing February 28, 2014		2,690,557
Community Health Systems, Inc.
25,405,538	Term Loan, 6.97%, Maturing August 19, 2011		25,588,153
Concentra Operating Corp.
7,665,073	Term Loan, 6.69%, Maturing September 30, 2011		7,711,386
Conmed Corp.
3,425,000	Term Loan, 6.83%, Maturing April 13, 2013		3,446,406
CRC Health Corp.
1,550,000	Term Loan, 7.23%, Maturing February 6, 2013		1,562,594
Davita, Inc.
18,623,109	Term Loan, 6.99%, Maturing October 5, 2012		18,641,546
Encore Medical IHC, Inc.
4,547,751	Term Loan, 8.20%, Maturing October 4, 2010		4,579,017
FHC Health Systems, Inc.
1,276,786	Term Loan, 10.82%, Maturing December 18, 2009		1,302,321
893,750	Term Loan, 12.82%, Maturing December 18, 2009		911,625
Healthcare Partners, LLC
1,413,271	Term Loan, 6.89%, Maturing March 2, 2011		1,425,637
HealthSouth Corp.
6,800,000	Term Loan, 8.15%, Maturing March 10, 2013		6,811,533
Iasis Healthcare, LLC
491,250	Term Loan, 7.26%, Maturing June 22, 2011		497,135
Kinetic Concepts, Inc.
3,671,577	Term Loan, 6.73%, Maturing August 11, 2010		3,707,529
Leiner Health Products, Inc.
3,193,125	Term Loan, 8.61%, Maturing May 27, 2011		3,229,048
Lifecare Holdings, Inc.
3,283,500	Term Loan, 7.34%, Maturing August 11, 2012		3,177,814
Lifepoint Hospitals, Inc.
12,075,352	Term Loan, 6.91%, Maturing April 15, 2012		12,108,898
Magellan Health Services, Inc.
1,749,249	Term Loan, 4.94%, Maturing August 15, 2008		1,753,622
1,967,905	Term Loan, 7.16%, Maturing August 15, 2008		1,972,825
Matria Healthcare, Inc.
825,321	Term Loan, 7.44%, Maturing January 19, 2007		826,868
1,745,305	Term Loan, 7.31%, Maturing January 19, 2012		1,756,760
Medcath Holdings Corp.
625,294	Term Loan, 7.50%, Maturing July 2, 2011		625,685
Moinlycke
687,209	Term Loan, 5.30%, Maturing November 4, 2013	EUR	896,412
750,000	Term Loan, 5.80%, Maturing November 4, 2014	EUR	982,749
Multiplan Merger Corp.
1,575,000	Term Loan, 7.12%, Maturing April 12, 2013		1,580,249

Principal Amount	Borrower/Tranche Description	Value
National Mentor, Inc.
$2,308,190	Term Loan, 7.58%, Maturing September 30, 2011		$2,318,288
P&F Capital S.A.R.L.
313,835	Term Loan, 5.28%, Maturing February 21, 2014	EUR	409,202
187,852	Term Loan, 5.28%, Maturing February 21, 2014	EUR	244,936
150,740	Term Loan, 5.28%, Maturing February 21, 2014	EUR	196,547
97,573	Term Loan, 5.78%, Maturing February 21, 2014	EUR	127,223
141,892	Term Loan, 5.78%, Maturing February 21, 2015	EUR	185,784
52,703	Term Loan, 5.78%, Maturing February 21, 2015	EUR	69,006
109,459	Term Loan, 5.78%, Maturing February 21, 2015	EUR	143,319
445,946	Term Loan, 5.78%, Maturing February 21, 2015	EUR	583,893
PER-SE Technologies, Inc.
3,283,563	Term Loan, 7.23%, Maturing January 6, 2013		3,320,503
Quintiles Transnational Corp.
5,800,000	Term Loan, 7.08%, Maturing March 31, 2013		5,809,065
Renal Advantage, Inc.
1,119,375	Term Loan, 7.42%, Maturing October 5, 2012		1,129,170
Select Medical Holding Corp.
5,227,200	Term Loan, 6.94%, Maturing February 24, 2012		5,206,511
Sirona Dental Systems GmbH
1,000,000	Term Loan, 5.17%, Maturing June 30, 2013	EUR	1,300,161
Sunrise Medical Holdings, Inc.
3,859,780	Term Loan, 8.44%, Maturing May 13, 2010		3,864,605
Talecris Biotherapeutics, Inc.
3,628,350	Term Loan, 8.44%, Maturing March 31, 2010		3,646,492
Vanguard Health Holding Co., LLC
6,994,446	Term Loan, 6.95%, Maturing September 23, 2011		7,058,928
Ventiv Health, Inc.
1,791,000	Term Loan, 6.48%, Maturing October 5, 2011		1,796,597
VWR International, Inc.
4,633,672	Term Loan, 7.34%, Maturing April 7, 2011		4,676,149
			$163,167,001
Home Furnishings — 1.2%
Interline Brands, Inc.
$3,381,114	Term Loan, 7.23%, Maturing December 31, 2010		$3,402,246
Knoll, Inc.
5,251,803	Term Loan, 6.73%, Maturing October 3, 2012		5,290,372
National Bedding Co., LLC
1,900,637	Term Loan, 6.99%, Maturing August 31, 2011		1,919,169
Oreck Corp.
1,279,361	Term Loan, 7.73%, Maturing February 2, 2012		1,290,555
Sanitec Ltd. Oy
3,000,000	Term Loan, 5.37%, Maturing April 7, 2013	EUR	3,823,005
3,000,000	Term Loan, 5.87%, Maturing April 7, 2014	EUR	3,844,198

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Sealy Mattress Co.
$7,263,716	Term Loan, 6.74%, Maturing April 6, 2012		$7,313,654
Simmons Co.
7,352,277	Term Loan, 7.23%, Maturing December 19, 2011		7,393,634
			$34,276,833
Industrial Equipment — 0.9%
Alliance Laundry Holdings, LLC
$1,699,200	Term Loan, 7.32%, Maturing January 27, 2012		$1,708,758
Colfax Corp.
2,855,913	Term Loan, 7.00%, Maturing December 19, 2011		2,879,117
Douglas Dynamics Holdings, Inc.
1,731,961	Term Loan, 6.73%, Maturing December 16, 2010		1,749,281
Flowserve Corp.
7,005,673	Term Loan, 6.66%, Maturing August 10, 2012		7,046,173
Gleason Corp.
1,629,427	Term Loan, 7.58%, Maturing July 27, 2011		1,649,795
GSCP Athena (Finnish) Holdings
2,576,087	Term Loan, 5.57%, Maturing August 31, 2013	EUR	3,325,399
2,923,913	Term Loan, 6.07%, Maturing August 31, 2014	EUR	3,850,979
Mainline, L.P.
2,253,333	Term Loan, 7.31%, Maturing December 17, 2011		2,278,683
MTD Products, Inc.
2,957,325	Term Loan, 6.63%, Maturing June 1, 2010		2,972,112
			$27,460,297
Insurance — 0.8%
ARG Holding, Inc.
$3,665,813	Term Loan, 8.13%, Maturing November 30, 2011		$3,701,327
CCC Information Services Group
2,400,000	Term Loan, 7.58%, Maturing February 10, 2013		2,419,001
Conseco, Inc.
6,637,625	Term Loan, 6.83%, Maturing June 22, 2010		6,673,581
Hilb Rogal & Hobbs Company
2,925,000	Term Loan, 6.54%, Maturing April 26, 2013		2,929,265
U.S.I. Holdings Corp.
7,045,817	Term Loan, 7.38%, Maturing March 24, 2011		7,125,082
			$22,848,256
Leisure Goods/Activities/Movies — 5.6%
24 Hour Fitness Worldwide, Inc.
$5,880,000	Term Loan, 7.85%, Maturing June 8, 2012		$5,916,750
Alliance Atlantis Communications, Inc.
2,246,310	Term Loan, 6.48%, Maturing December 20, 2011		2,253,330

Principal Amount	Borrower/Tranche Description	Value
Alpha D2, Ltd.
$17,750,000	Term Loan, 6.84%, Maturing December 31, 2007		$17,772,187
AMC Entertainment, Inc.
6,134,625	Term Loan, 7.22%, Maturing January 26, 2013		6,165,721
AMF Bowling Worldwide, Inc.
3,040,411	Term Loan, 8.23%, Maturing August 27, 2009		3,066,066
Carmike Cinemas, Inc.
3,575,000	Term Loan, 0%, Maturing May 19, 2012(2)		3,569,040
2,235,346	Term Loan, 7.69%, Maturing May 19, 2012		2,252,670
Cinemark, Inc.
7,752,723	Term Loan, 6.83%, Maturing March 31, 2011		7,826,373
Deluxe Entertainment Services
2,725,000	Term Loan, 8.73%, Maturing January 28, 2011		2,823,781
Fender Musical Instruments Co.
417,920	Term Loan, 7.37%, Maturing March 30, 2012		417,920
HEI Acquisition, LLC
1,875,000	Term Loan, 7.55%, Maturing December 31, 2011		1,886,719
Metro-Goldwyn-Mayer Holdings, Inc.
23,430,000	Term Loan, 7.23%, Maturing April 8, 2012		23,602,796
New England Sports Ventures
6,944,000	Term Loan, 6.02%, Maturing February 27, 2007		6,952,680
Red Football, Ltd.
3,000,000	Term Loan, 7.35%, Maturing May 11, 2012	GBP	5,656,004
975,987	Term Loan, 7.85%, Maturing May 11, 2013	GBP	1,846,911
975,987	Term Loan, 8.35%, Maturing May 11, 2014	GBP	1,856,043
Regal Cinemas Corp.
18,870,934	Term Loan, 6.48%, Maturing November 10, 2010		18,896,674
Six Flags Theme Parks, Inc.
8,575,000	Revolving Loan, 7.83%, Maturing June 30, 2008		8,503,545
6,834,946	Term Loan, 7.32%, Maturing June 30, 2009		6,886,208
Southwest Sports Group, LLC
3,725,000	Term Loan, 7.44%, Maturing December 22, 2010		3,771,562
Universal City Development Partners, Ltd.
6,624,800	Term Loan, 7.12%, Maturing June 9, 2011		6,675,864
WMG Acquisition Corp.
2,850,000	Revolving Loan, 0%, Maturing February 28, 2010(2)		2,774,475
20,501,300	Term Loan, 7.22%, Maturing February 28, 2011		20,621,417
			$161,994,736
Lodging and Casinos — 4.4%
Bally Technologies, Inc.
$8,606,501	Term Loan, 8.18%, Maturing September 4, 2009		$8,654,913
Ameristar Casinos, Inc.
3,615,938	Term Loan, 6.73%, Maturing November 10, 2012		3,637,409
Boyd Gaming Corp.
11,921,404	Term Loan, 6.54%, Maturing June 30, 2011		11,994,423

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
CCM Merger, Inc.
$3,389,394	Term Loan, 7.00%, Maturing July 13, 2012		$3,398,715
Choctaw Resort Development Enterprise
1,617,670	Term Loan, 6.94%, Maturing November 4, 2011		1,628,791
Columbia Entertainment
2,025,536	Term Loan, 7.48%, Maturing October 24, 2011		2,039,461
Gala Electric Casinos, Ltd.
4,750,000	Term Loan, 7.13%, Maturing December 12, 2013	GBP	8,981,268
4,750,000	Term Loan, 7.63%, Maturing December 12, 2014	GBP	9,018,601
Globalcash Access, LLC
2,719,204	Term Loan, 6.84%, Maturing March 10, 2010		2,739,598
Green Valley Ranch Gaming, LLC
980,094	Term Loan, 6.73%, Maturing December 17, 2011		986,832
Herbst Gaming, Inc.
1,351,350	Term Loan, 7.11%, Maturing January 31, 2011		1,353,462
Isle of Capri Casinos, Inc.
8,640,625	Term Loan, 6.76%, Maturing February 4, 2011		8,681,668
MGM Mirage
9,035,714	Revolving Loan, 3.43%, Maturing April 25, 2010(2)		8,815,469
2,464,286	Term Loan, 6.28%, Maturing April 25, 2010		2,464,133
Penn National Gaming, Inc.
23,415,666	Term Loan, 6.90%, Maturing October 3, 2012		23,601,048
Pinnacle Entertainment, Inc.
2,350,000	Term Loan, 0%, Maturing December 14, 2011(2)		2,351,469
2,025,000	Term Loan, 7.09%, Maturing December 14, 2011		2,037,340
Resorts International Holdings, LLC
3,893,101	Term Loan, 8.98%, Maturing April 26, 2012		3,941,765
Trump Entertainment Resorts Holdings, L.P.
2,549,688	Term Loan, 0%, Maturing May 20, 2012(2)		2,576,778
2,543,281	Term Loan, 7.17%, Maturing May 20, 2012		2,570,304
Venetian Casino Resort, LLC
8,053,847	Term Loan, 6.73%, Maturing June 15, 2011		8,099,778
2,691,514	Term Loan, 6.73%, Maturing June 15, 2011		2,706,864
Wynn Las Vegas, LLC
4,955,000	Term Loan, 7.24%, Maturing December 14, 2011		4,989,066
			$127,269,155
Nonferrous Metals/Minerals — 2.2%
Almatis Holdings 5 BV
$1,050,000	Term Loan, 7.40%, Maturing December 21, 2013		$1,064,063
1,050,000	Term Loan, 7.90%, Maturing December 21, 2014		1,068,750
Alpha Natural Resources, LLC
2,917,687	Term Loan, 6.83%, Maturing October 26, 2012		2,935,013
Carmeuse Lime, Inc.
2,114,902	Term Loan, 6.94%, Maturing May 2, 2011		2,125,477
CII Carbon, LLC
1,811,313	Term Loan, 7.13%, Maturing August 23, 2012		1,832,822

Principal Amount	Borrower/Tranche Description	Value
Foundation Coal Corp.
$8,500,000	Revolving Loan, 0%, Maturing July 30, 2009(2)	$8,453,955
ICG, LLC
285,367	Term Loan, 7.71%, Maturing November 5, 2010	285,367
International Mill Service, Inc.
8,507,636	Term Loan, 7.73%, Maturing December 31, 2010	8,582,077
Magnum Coal Co.
6,022,727	Term Loan, 8.34%, Maturing March 15, 2013	6,098,011
602,273	Term Loan, 8.35%, Maturing March 15, 2013	609,801
Murray Energy Corp.
1,560,250	Term Loan, 8.09%, Maturing January 28, 2010	1,591,455
Novelis, Inc.
3,249,390	Term Loan, 7.38%, Maturing January 6, 2012	3,276,552
5,643,514	Term Loan, 7.38%, Maturing January 6, 2012	5,690,688
Severstal North America, Inc.
13,000,000	Revolving Loan, 0%, Maturing April 7, 2007(2)	12,935,000
Stillwater Mining Co.
1,320,000	Revolving Loan, 2.28%, Maturing June 30, 2007(2)	1,306,800
4,405,158	Term Loan, 7.38%, Maturing June 30, 2007	4,460,222
		$62,316,053
Oil and Gas — 3.5%
Cavallo Energy L.P.
$5,338,682	Revolving Loan, 5.81%, Maturing October 5, 2010(2)	$5,332,009
1,343,750	Term Loan, 7.89%, Maturing October 5, 2010	1,342,910
Coffeyville Resources, LLC
800,000	Term Loan, 4.46%, Maturing June 24, 2011	804,750
1,191,022	Term Loan, 7.50%, Maturing June 24, 2012	1,198,095
Columbia Natural Resources, LLC
4,225,294	Revolving Loan, 0%, Maturing January 19, 2010(2)	4,214,731
Dresser, Inc.
1,106,525	Term Loan, 7.60%, Maturing March 31, 2007	1,123,123
El Paso Corp.
7,168,875	Term Loan, 4.73%, Maturing November 23, 2009	7,217,165
9,271,745	Term Loan, 7.75%, Maturing November 23, 2009	9,338,066
Epco Holdings, Inc.
2,333,334	Revolving Loan, 2.40%, Maturing August 18, 2008(2)	2,304,167
4,250,544	Term Loan, 6.87%, Maturing August 18, 2008	4,278,440
865,950	Term Loan, 7.12%, Maturing August 18, 2010	875,383
Key Energy Services, Inc.
4,154,588	Term Loan, 8.40%, Maturing June 30, 2012	4,189,644
LB Pacific, L.P.
3,628,350	Term Loan, 7.72%, Maturing March 3, 2012	3,682,775
Lyondell-Citgo Refining, L.P.
5,600,250	Term Loan, 6.98%, Maturing May 21, 2007	5,614,251

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Niska Gas Storage
$547,273	Term Loan, 0%, Maturing May 13, 2011(2)		$547,615
781,818	Term Loan, 8.75%, Maturing May 13, 2011		782,307
820,909	Term Loan, 8.75%, Maturing May 13, 2011		821,422
4,300,000	Term Loan, 8.75%, Maturing May 12, 2013		4,302,687
Petroleum Geo-Services ASA
7,880,250	Term Loan, 7.48%, Maturing December 16, 2012		7,927,043
Sprague Energy Corp.
1,977,273	Term Loan, 7.20%, Maturing October 5, 2009(2)		1,972,330
13,840,909	Revolving Loan, 3.57%, Maturing October 5, 2010(2)		13,806,307
Targa Resources, Inc.
5,700,000	Term Loan, 7.48%, Maturing October 31, 2007		5,714,250
1,225,740	Term Loan, 7.23%, Maturing October 31, 2012		1,235,954
7,609,022	Term Loan, 7.33%, Maturing October 31, 2012		7,672,428
Universal Compression, Inc.
3,465,014	Term Loan, 6.48%, Maturing February 15, 2012		3,488,836
			$99,786,688
Publishing — 4.4%
American Media Operations, Inc.
$12,000,000	Term Loan, 8.12%, Maturing January 31, 2013		$12,120,000
CBD Media, LLC
2,829,804	Term Loan, 7.59%, Maturing December 31, 2009		2,869,894
Dex Media East, LLC
5,013,745	Term Loan, 6.60%, Maturing May 8, 2009		5,017,224
Dex Media West, LLC
14,061,858	Term Loan, 6.60%, Maturing March 9, 2010		14,079,435
Herald Media, Inc.
1,374,711	Term Loan, 7.85%, Maturing July 22, 2011		1,379,007
Liberty Group Operating, Inc.
4,853,893	Term Loan, 7.38%, Maturing February 28, 2012		4,883,322
Merrill Communications, LLC
5,738,685	Term Loan, 7.29%, Maturing May 5, 2011		5,791,590
Nebraska Book Co., Inc.
4,067,000	Term Loan, 7.63%, Maturing March 4, 2011		4,087,335
Newspaper Holdings, Inc.
7,650,000	Term Loan, 6.19%, Maturing August 24, 2012		7,671,519
R.H. Donnelley Corp.
359,164	Term Loan, 6.32%, Maturing December 31, 2009		357,817
21,351,857	Term Loan, 6.46%, Maturing June 30, 2011		21,348,035
Seat Pagine Gialle Spa
6,708,333	Term Loan, 5.09%, Maturing May 25, 2012	EUR	8,717,186
Source Media, Inc.
2,366,907	Term Loan, 7.21%, Maturing November 8, 2011		2,400,193

Principal Amount	Borrower/Tranche Description	Value
SP Newsprint Co.
$4,511,111	Term Loan, 5.09%, Maturing January 9, 2010		$4,570,319
1,557,500	Term Loan, 7.55%, Maturing January 9, 2010		1,577,942
Springer Science+Business Media
972,973	Term Loan, 7.73%, Maturing September 15, 2011		979,865
1,054,054	Term Loan, 8.23%, Maturing May 5, 2012		1,064,595
972,973	Term Loan, 8.23%, Maturing May 5, 2012		983,108
Sun Media Corp.
5,194,427	Term Loan, 6.42%, Maturing February 7, 2009		5,236,632
World Directories ACQI Corp.
2,000,000	Term Loan, 5.66%, Maturing November 29, 2012	EUR	2,598,956
Xsys US, Inc.
3,795,776	Term Loan, 7.48%, Maturing December 31, 2012		3,831,836
3,877,093	Term Loan, 7.98%, Maturing December 31, 2013		3,933,310
Xsys, Inc.
1,546,742	Term Loan, 5.80%, Maturing September 27, 2014	EUR	2,015,627
YBR Acquisition BV
2,500,000	Term Loan, 5.14%, Maturing June 30, 2013	EUR	3,262,529
750,000	Term Loan, 5.15%, Maturing June 30, 2013	EUR	978,759
2,500,000	Term Loan, 5.64%, Maturing June 30, 2014	EUR	3,275,749
750,000	Term Loan, 5.65%, Maturing June 30, 2014	EUR	982,725
			$126,014,509
Radio and Television — 4.7%
Adams Outdoor Advertising, L.P.
$1,979,080	Term Loan, 7.09%, Maturing October 18, 2012		$1,998,870
ALM Media Holdings, Inc.
4,170,431	Term Loan, 7.49%, Maturing March 5, 2010		4,177,383
Blockcommunications, Inc.
2,842,875	Term Loan, 6.98%, Maturing December 22, 2011		2,862,420
Cequel Communications, LLC
16,250,000	Term Loan, 7.32%, Maturing November 5, 2013		16,184,707
CMP Susquehanna Corp.
4,400,000	Term Loan, 7.31%, Maturing May 5, 2013		4,403,436
DirecTV Holdings, LLC
3,783,333	Term Loan, 6.58%, Maturing April 13, 2013		3,804,615
Emmis Operating Co.
7,715,285	Term Loan, 6.87%, Maturing November 10, 2011		7,746,022
Entravision Communications Corp.
1,509,894	Term Loan, 6.49%, Maturing September 29, 2013		1,516,343
Gray Television, Inc.
3,990,000	Term Loan, 6.49%, Maturing November 22, 2015		4,005,461
Hanley-Wood, LLC
482,119	Term Loan, 0%, Maturing August 1, 2012(2)		484,630
4,037,372	Term Loan, 7.21%, Maturing August 1, 2012		4,058,398

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
LBI Media, Inc.
$2,000,000	Term Loan, 6.76%, Maturing March 31, 2012		$2,003,750
NEP Supershooters, L.P.
1,698,457	Term Loan, 8.48%, Maturing February 3, 2011		1,718,096
2,847,581	Term Loan, 9.05%, Maturing February 3, 2011		2,887,627
Nexstar Broadcasting, Inc.
4,618,834	Term Loan, 6.73%, Maturing October 1, 2012		4,633,268
4,594,225	Term Loan, 6.73%, Maturing October 1, 2012		4,608,582
NextMedia Operating, Inc.
428,615	Term Loan, 7.06%, Maturing November 15, 2012		431,294
964,394	Term Loan, 7.09%, Maturing November 15, 2012		970,421
PanAmSat Corp.
11,391,619	Term Loan, 6.90%, Maturing August 20, 2011		11,486,910
Patriot Media and Communications CNJ, Inc.
500,000	Term Loan, 7.46%, Maturing February 6, 2013		504,219
Paxson Communcations Corp.
8,300,000	Term Loan, 8.32%, Maturing January 15, 2012		8,517,875
Rainbow National Services, LLC
5,000,000	Revolving Loan, 0%, Maturing March 31, 2010(2)		4,956,250
8,944,409	Term Loan, 7.88%, Maturing March 31, 2012		9,034,784
Raycom TV Broadcasting, LLC
9,176,115	Term Loan, 6.50%, Maturing August 28, 2013		9,199,056
SFX Entertainment
4,688,250	Term Loan, 7.23%, Maturing June 21, 2013		4,709,736
Spanish Broadcasting System
6,286,500	Term Loan, 6.98%, Maturing June 10, 2012		6,321,862
TDF SA
3,500,000	Term Loan, 4.85%, Maturing March 11, 2013	EUR	4,544,635
2,500,000	Term Loan, 5.85%, Maturing March 11, 2014	EUR	3,259,045
Young Broadcasting, Inc.
3,607,738	Term Loan, 7.59%, Maturing November 3, 2012		3,603,228
			$134,632,923
Rail Industries — 0.5%
Kansas City Southern Railway Co.
$6,300,000	Term Loan, 6.89%, Maturing March 30, 2008		$6,313,784
Railamerica, Inc.
8,480,351	Term Loan, 7.25%, Maturing September 29, 2011		8,586,355
1,002,470	Term Loan, 7.25%, Maturing September 29, 2011		1,015,001
			$15,915,140
Retailers (Except Food and Drug) — 3.5%
Advance Stores Company, Inc.
$5,558,412	Term Loan, 6.56%, Maturing September 30, 2010		$5,582,730
3,304,264	Term Loan, 6.59%, Maturing September 30, 2010		3,318,720

Principal Amount	Borrower/Tranche Description	Value
Alimentation Couche-Tard, Inc.
$2,483,648	Term Loan, 6.88%, Maturing December 17, 2010	$2,512,106
American Achievement Corp.
1,494,582	Term Loan, 7.56%, Maturing March 25, 2011	1,502,055
Amscan Holdings, Inc.
4,500,000	Term Loan, 8.29%, Maturing December 23, 2012	4,540,311
Coinmach Laundry Corp.
11,588,298	Term Loan, 7.66%, Maturing December 15, 2012	11,730,742
FTD, Inc.
2,764,706	Term Loan, 7.31%, Maturing February 28, 2011	2,791,490
Harbor Freight Tools USA, Inc.
5,953,028	Term Loan, 6.92%, Maturing July 15, 2010	5,975,352
Home Interiors & Gifts, Inc.
2,838,424	Term Loan, 10.36%, Maturing March 31, 2011	2,592,426
Josten's Corp.
10,042,011	Term Loan, 7.07%, Maturing October 4, 2010	10,119,837
Mapco Express, Inc.
1,944,649	Term Loan, 7.69%, Maturing April 28, 2011	1,955,588
Mauser Werke GMBH & Co. KG
3,825,000	Term Loan, 7.52%, Maturing December 3, 2011	3,848,906
Movie Gallery, Inc.
3,498,943	Term Loan, 9.98%, Maturing April 27, 2011	3,387,687
Neiman Marcus Group, Inc.
3,109,177	Term Loan, 7.34%, Maturing April 5, 2013	3,139,299
Oriental Trading Co., Inc.
7,311,641	Term Loan, 7.25%, Maturing August 4, 2010	7,366,478
Rent-A-Center, Inc.
7,174,960	Term Loan, 6.47%, Maturing June 30, 2010	7,226,978
Savers, Inc.
2,550,326	Term Loan, 8.24%, Maturing August 4, 2009	2,564,672
Sears Canada, Inc.
2,850,000	Term Loan, 6.71%, Maturing December 22, 2012	2,873,156
Shopko Stores, Inc.
5,448,000	Revolving Loan, 4.08%, Maturing December 28, 2010(2)	5,430,975
Stewert Enterprises, Inc.
930,324	Term Loan, 6.69%, Maturing November 19, 2011	936,720
Travelcenters of America, Inc.
10,842,825	Term Loan, 6.62%, Maturing November 30, 2008	10,924,146
		$100,320,374
Steel — 0.1%
Gibraltar Industries, Inc.
$2,842,875	Term Loan, 6.69%, Maturing December 8, 2010	$2,867,750
		$2,867,750

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Surface Transport — 0.3%
Horizon Lines, LLC
$1,404,975	Term Loan, 7.34%, Maturing July 7, 2011		$1,417,269
Sirva Worldwide, Inc.
6,351,945	Term Loan, 9.53%, Maturing December 1, 2010		6,232,846
			$7,650,115
Telecommunications — 3.8%
Alaska Communications Systems Holdings, Inc.
$6,600,000	Term Loan, 6.73%, Maturing February 1, 2011		$6,622,275
Cellular South, Inc.
1,965,000	Term Loan, 6.84%, Maturing May 4, 2011		1,980,966
Centennial Cellular Operating Co., LLC
9,175,000	Term Loan, 7.25%, Maturing February 9, 2011		9,243,812
Cincinnati Bell, Inc.
2,213,875	Term Loan, 6.59%, Maturing August 31, 2012		2,215,952
Consolidated Communications, Inc.
9,887,497	Term Loan, 6.78%, Maturing April 14, 2011		9,936,934
D&E Communications, Inc.
3,298,351	Term Loan, 7.12%, Maturing December 31, 2011		3,314,842
Fairpoint Communications, Inc.
8,075,000	Term Loan, 6.75%, Maturing February 8, 2012		8,080,047
Hawaiian Telcom Communications, Inc.
2,670,000	Term Loan, 7.23%, Maturing October 31, 2012		2,685,256
Intelsat, Ltd.
4,964,837	Term Loan, 6.75%, Maturing July 28, 2011		4,994,834
Iowa Telecommunications Services
3,234,000	Term Loan, 6.69%, Maturing November 23, 2011		3,250,170
IPC Acquisition Corp.
1,562,960	Term Loan, 7.60%, Maturing August 5, 2011		1,577,222
Madison River Capital, LLC
1,855,000	Term Loan, 7.26%, Maturing July 31, 2012		1,867,174
Nextel Partners Operation Corp.
6,845,455	Term Loan, 6.32%, Maturing May 31, 2012		6,855,435
NTelos, Inc.
5,362,125	Term Loan, 7.35%, Maturing February 18, 2011		5,382,903
Qwest Corp.
8,900,000	Term Loan, 9.83%, Maturing June 4, 2007		9,081,898
Satbirds Finance SARL
1,500,000	Term Loan, 4.63%, Maturing April 4, 2013	EUR	1,930,548
1,500,000	Term Loan, 4.63%, Maturing April 4, 2013	EUR	1,930,900
Stratos Global Corp.
3,425,000	Term Loan, 7.73%, Maturing February 13, 2012		3,463,531
Syniverse Holdings, Inc.
2,120,850	Term Loan, 6.73%, Maturing February 15, 2012		2,131,454

Principal Amount	Borrower/Tranche Description	Value
Triton PCS, Inc.
$5,500,375	Term Loan, 8.35%, Maturing November 18, 2009	$5,545,066
Valor Telecom Enterprise, LLC
8,598,500	Term Loan, 6.75%, Maturing February 14, 2012	8,621,535
Westcom Corp.
2,707,176	Term Loan, 7.54%, Maturing December 17, 2010	2,722,404
Winstar Communications, Inc.
3,852,804	DIP Loan, 0.00%, Maturing December 31, 2006(4)	5,676,463
		$109,111,621
Utilities — 2.2%
Astoria Generating Co.
$373,096	Term Loan, 6.94%, Maturing February 23, 2012	$374,829
1,722,586	Term Loan, 6.94%, Maturing February 23, 2013	1,730,584
Calpine Corp.
3,331,383	DIP Revolving Loan, 0%, Maturing February 27, 2008(2)	3,307,440
1,293,972	DIP Loan, 7.23%, Maturing February 27, 2008	1,309,607
3,271,809	DIP Loan, 8.98%, Maturing February 27, 2008	3,356,329
Cellnet Technology, Inc.
2,000,314	Term Loan, 7.98%, Maturing April 26, 2012	2,032,819
Cogentrix Delaware Holdings, Inc.
2,350,368	Term Loan, 6.50%, Maturing April 14, 2012	2,359,426
Covanta Energy Corp.
3,460,163	Term Loan, 4.96%, Maturing June 24, 2012	3,467,370
2,479,558	Term Loan, 7.97%, Maturing June 24, 2012	2,484,723
KGen, LLC
3,202,650	Term Loan, 7.60%, Maturing August 5, 2011	3,228,672
La Paloma Generating Co., LLC
1,042,691	Term Loan, 6.73%, Maturing August 16, 2012	1,051,945
83,043	Term Loan, 6.73%, Maturing August 16, 2012	83,780
177,049	Term Loan, 6.84%, Maturing August 16, 2012	178,620
LSP General Finance Co., LLC
119,192	Term Loan, 0%, Maturing April 14, 2013(2)	119,763
2,830,808	Term Loan, 6.84%, Maturing April 14, 2013	2,844,373
Mirant North America, LLC
3,541,125	Term Loan, 6.83%, Maturing January 3, 2013	3,547,765
NRG Energy, Inc.
15,928,315	Term Loan, 6.82%, Maturing February 1, 2013	16,012,481
3,071,685	Term Loan, 6.98%, Maturing February 1, 2013	3,087,762
Pike Electric, Inc.
3,359,241	Term Loan, 6.56%, Maturing July 1, 2012	3,365,539
2,055,161	Term Loan, 6.63%, Maturing July 1, 2012	2,059,015
Plains Resources, Inc.
4,140,765	Term Loan, 6.69%, Maturing August 12, 2011	4,156,293
Reliant Energy, Inc.
597,097	Term Loan, 7.47%, Maturing December 22, 2010	598,356

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Wolf Hollow I L.P.
$1,333,374	Term Loan, 7.19%, Maturing June 22, 2012	$1,348,375
1,350,000	Term Loan, 7.33%, Maturing June 22, 2012	1,365,187
		$63,471,053
Total Senior Floating Rate Interests (identified cost $2,843,139,553)		$2,868,836,292
Corporate Bonds & Notes — 0.9%
Principal Amount (000's omitted)	Security	Value
Automotive — 0.1%
Key Plastics, LLC, Jr. Sub. Notes
$1,061	4.00%, 4/26/07(3)	$1,069,408
Key Plastics, LLC, Sr. Sub. Notes
1,691	7.00%, 4/26/07(3)	1,691,812
		$2,761,220
Building and Development — 0.2%
Assemblies of God Financial Real Estate, Series 2004-1A, Class A, Variable Rate
$6,451	7.32%, 6/15/29(5)	$6,450,997
		$6,450,997
Cable and Satellite Television — 0.3%
Iesy Hessen GmbH and Co., KG, Variable Rate
$7,000	5.743%, 4/15/13	$8,946,194
		$8,946,194
Financial Intermediaries — 0.0%
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
$1,000	7.612%, 8/11/16(5)	$1,015,400
		$1,015,400
Telecommunications — 0.3%
Qwest Corp., Sr. Notes, Variable Rate
$3,150	8.16%, 6/15/13	$3,413,812
Rogers Wireless, Inc., Variable Rate
4,150	8.035%, 12/15/10	4,300,438
		$7,714,250
Total Corporate Bonds & Notes (identified cost, $26,085,787)		$26,888,061

Common Stocks — 0.9%
Shares	Security	Value
31,622	Citation Corp.(6)(7)	$276,692
33,278	Environmental Systems Products Holdings, Inc.(3)(6)(7)	1,073,881
133,410	Hayes Lemmerz International(7)	341,530
441,740	Maxim Crane Works, L.P.(7)	22,528,761
12,592	RoTech Medical Corp(3)(6)(7)	29,088
297,015	Safelite Glass Corp.(3)(6)(7)	858,373
20,048	Safelite Realty Corp.(3)(6)	150,159
Total Common Stocks (identified cost, $9,361,647)		$25,258,484
Preferred Stocks — 0.1%
Shares	Security	Value
2,496	Citation Corp. (PIK)(6)	$2,109,120
445	Hayes Lemmerz International(3)(6)(7)	4,921
218	Key Plastics, LLC, Series A(3)(6)(7)	209,254
Total Preferred Stocks (identified cost, $2,237,250)		$2,323,295
Warrants — 0.0%
Shares/Rights	Security	Value
130	Gentek, Inc., Class B(6)(7)	$4,224
63	Gentek, Inc., Class C(6)(7)	1,943
Total Warrants (identified cost, $0)		$6,167
Commercial Paper — 0.4%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$11,425,000	06/14/06	HSBC Finance Corp.	5.02%	$11,404,289
Total Commercial Paper (at amortized cost, $11,404,289)				$11,404,289
Time Deposits — 2.1%
Principal Amount	Maturity Date	Borrower	Rate	Amount
$2,000,000	06/01/06	Investors Bank and Trust Company Time Deposit	5.08%	$2,000,000
57,000,000	06/01/06	Societe Generale Time Deposit	5.07%	57,000,000
Total Time Deposits (at amortized cost, $59,000,000)				$59,000,000

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Total Investments — 103.9% (identified cost $2,951,228,526)	$2,993,716,588
Less Unfunded Loan Commitments — (5.1)%	$(147,300,907)
Net Investments — 98.8% (identified cost $2,803,927,619)	$2,846,415,681
Other Assets, Less Liabilities — 1.2%	$35,530,763
Net Assets — 100.0%	$2,881,946,444

EUR - Euro

GBP - British Pound

PIK - Payment In Kind

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate as of May 31, 2006 of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the Borrower's discretion.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of the securities is $7,466,397 or 0.3% of the Portfolio's net assets.

(6)  Restricted security.

(7)  Non-income producing security.

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of May 31, 2006

Assets
Investments, at value (identified cost, $2,803,927,619)	$2,846,415,681
Cash	9,675,366
Foreign currency, at value (identified cost, $266,478)	265,864
Receivable for investments sold	7,306,151
Receivable for open swap contracts	173,727
Interest receivable	23,552,988
Prepaid expenses	316,247
Total assets	$2,887,706,024
Liabilities
Payable for investments purchased	$2,579,132
Payable for open forward foreign currency contracts	1,830,290
Payable to affiliate for investment advisory fees	1,118,597
Payable to affiliate for Trustees' fees	5,288
Accrued expenses	226,273
Total liabilities	$5,759,580
Net Assets applicable to investors' interest in Portfolio	$2,881,946,444
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$2,841,040,915
Net unrealized appreciation (computed on the basis of identified cost)	40,905,529
Total	$2,881,946,444

Statement of Operations

For the Six Months Ended May 31, 2006

Investment Income
Interest	$100,576,083
Total investment income	$100,576,083
Expenses
Investment adviser fee	$6,708,361
Trustees' fees and expenses	15,577
Custodian fee	385,182
Legal and accounting services	377,518
Interest expense	71,585
Miscellaneous	36,549
Total expenses	$7,594,772
Deduct — Reduction of custodian fee	$34,340
Total expense reductions	$34,340
Net expenses	$7,560,432
Net investment income	$93,015,651
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,979,303
Swap contracts	157,658
Foreign currency and forward foreign currency exchange contract transactions	(12,284,957)
Net realized loss	$(7,147,996)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$21,119,235
Swap contracts	147,662
Foreign currency and forward foreign currency exchange contracts	(1,914,985)
Net change in unrealized appreciation (depreciation)	$19,351,912
Net realized and unrealized gain	$12,203,916
Net increase in net assets from operations	$105,219,567

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2006 (Unaudited)	Year Ended November 30, 2005
From operations — Net investment income	$93,015,651	$162,991,740
Net realized gain (loss) from investment transactions, swap contracts, foreign currency and forward foreign currency exchange contract transactions	(7,147,996)	1,600,761
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	19,351,912	211,340
Net increase in net assets from operations	$105,219,567	$164,803,841
Capital transactions — Contributions	$117,395,910	$409,703,712
Withdrawals	(395,059,184)	(860,269,748)
Net decrease in net assets from capital transactions	$(277,663,274)	$(450,566,036)
Net decrease in net assets	$(172,443,707)	$(285,762,195)
Net Assets
At beginning of period	$3,054,390,151	$3,340,152,346
At end of period	$2,881,946,444	$3,054,390,151

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended May 31, 2006		Year Ended November 30,					Period Ended November 30,		Year Ended December 31,
	(Unaudited)		2005		2004		2003	2002(1)		2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.51	%(2)	0.50%		0.51%		0.50%	0.47	%(2)	0.47%
Expenses after custodian fee reduction	0.50	%(2)	0.50%		0.51%		0.50%	0.47	%(2)	0.47%
Interest expense	0.00	%(2)(4)	0.00	%(4)	0.00	%(4)	0.01%	0.01	%(2)	0.01%
Net investment income	6.24	%(2)	5.00%		3.82%		4.14%	4.77	%(2)	7.04%
Portfolio Turnover	30%		65%		87%		47%	42%		33%
Total Return(3)	3.61%		5.27%		6.15%		8.19%	0.85%		3.35%
Net assets, end of period (000's omitted)	$2,881,946		$3,054,390		$3,340,152		$3,384,305	$4,084,930		$5,730,074

(1)  For the eleven-month period ended November 30, 2002.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(4)  Rounds to less than 0.01%.

See notes to financial statements

Senior Debt Portfolio as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At May 31, 2006, the Eaton Vance Prime Rate Reserves, Eaton Vance Advisers Senior Floating-Rate Fund, EV Classic Senior Floating-Rate Fund, Eaton Vance Medallion Senior Floating-Rate Fund, and Eaton Vance Institutional Senior Floating-Rate Fund (collectively, the Funds) held approximate 47.2%, 2.5%, 40.1%, 8.2% and 2.0% interests in the Portfolio, respectively. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, Boston Management and Research (BMR), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair value determinations are made by the portfolio managers of a Portfolio based on information available to such managers. The portfolio managers of other funds managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of Senior Debt Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of Senior Debt Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Portfolio's Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options thereon are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ

Senior Debt Portfolio as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustments to the value of a foreign equity security.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

E  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Credit Default Swaps — The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is a buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on

Senior Debt Portfolio as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

I  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

M  Interim Financial Statements — The interim financial statements relating to May 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Advisory Fee and Other Transactions with Affiliates

The investment advisory fee is paid to BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets. The Trustees of the Portfolio have accepted a contractual waiver of a portion of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal year will not exceed, on an annual basis, 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the six months ended May 31, 2006, the effective annual rate, based on average daily gross assets, was 0.45% and amounted to $6,708,361. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2006, no significant amounts have been deferred.

3  Investments

The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended May 31, 2006 aggregated $904,155,839, $639,891,017 and $431,753,446, respectively.

Senior Debt Portfolio as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Short-Term Debt and Credit Agreements

The Portfolio participates with other portfolios managed by BMR in a $550 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of $71,585 for the six months ended May 31, 2006, which is computed at the annual rate of 0.08% of the credit agreement. There were no significant borrowings under this agreement during the six months ended May 31, 2006. As of May 31, 2006, the Portfolio had no borrowings outstanding.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, forward foreign currency exchange contracts, interest rate swaps and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at May 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
6/30/06	British Pound 25,804,761	United States Dollar 47,912,228	(396,277)
6/30/06	Euro 138,508,123	United States Dollar 176,791,768	(1,434,013)
			$(1,830,290)

The Portfolio had the following swap agreements outstanding at May 31, 2006:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
2,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/6/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (10 in total, each representing 10% of the notional value of the swap).	$8,197
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/12/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (10 in total, each representing 10% of the notional value of the swap).	(4,792)
2,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/2/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	(10,879)
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Portfolio will receive 2.20% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	5,522
2,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/18/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	31,101
3,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/8/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	23,718
4,000,000 USD	3/20/2012	Agreement with Lehman Brothers dated 2/8/2006 whereby the Portfolio will receive 2.40% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	67,933

Senior Debt Portfolio as of May 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

At May 31, 2006, the Portfolio had sufficient cash and/or securities segregated to cover potential obligations arising from forward foreign currency exchange contracts and open swap contracts.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in the value of the investments owned at May 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,803,927,619
Gross unrealized appreciation	$46,946,164
Gross unrealized depreciation	(4,458,102)
Net unrealized appreciation	$42,488,062

The unrealized depreciation on foreign currency, swaps and forward contracts at May 31, 2006 on a federal income tax basis was $(1,582,533).

7  Restricted Securities

At May 31, 2006, the Portfolio owned the following securities (representing 0.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Citation Corp.	5/24/05	31,622	$0	$276,692
Environmental Systems Products Holdings, Inc.	10/24/00	33,278	0	1,073,881
RoTech Medical Corp	6/12/02	12,592	332,429	29,088
Safelite Glass Corp.	9/29/00 - 11/10/00	297,015	0	858,373
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	150,159
			$332,429	$2,388,193
Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Citation Corp. (PIK)	5/24/05	2,496	$1,996,800	$2,109,120
Hayes Lemmerz International	6/04/03	445	22,250	4,921
Key Plastics, LLC, Series A	4/26/01	218	218,200	209,254
			$2,237,250	$2,323,295
Warrants
Gentek, Inc., Class B	11/11/03	130	$0	$4,224
Gentek, Inc., Class C	11/11/03	63	0	1,943
			$—	$6,167

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

EV Classic Senior Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the

EV Classic Senior Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Senior Debt Portfolio (the "Portfolio"), the portfolio in which the EV Classic Senior Floating-Rate Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser's 29 bank loan investment professionals and other personnel who provide services to the Portfolio, including four portfolio managers and 15 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-,

EV Classic Senior Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

five- and ten-year periods ended September 30, 2005 for the Fund. The Board noted that the Fund's performance relative to its peers is affected by management's focus on preserving capital. The Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

EV Classic Senior Floating-Rate Fund

INVESTMENT MANAGEMENT

EV Classic Senior Floating-Rate Fund

Officers Scott H. Page President Payson F. Swaffield Vice President Dan A. Maalouly Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Senior Debt Portfolio

Officers Scott H. Page President and Co-Portfolio Manager Payson F. Swaffield Vice President and Co-Portfolio Manager Dan A. Maalouly Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of EV Classic Senior Floating-Rate Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

EV Classic Senior Floating-Rate Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

167-7/06  C-SFRSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
December 1, 2005 to December 31, 2005	6,741,934	9.36	6,741,934	0
January 1, 2006 to January 31, 2006	None
February 1, 2006 to February 28, 2006	None
March 1, 2006 to March 31, 2006	7,597,724	9.42	7,597,724	0
April 1, 2006 to April 30, 2006	None
May 1, 2006 to May 31, 2006	None
Total	14,339,658		14,339,658

1.             Pursuant to procedures (the “Procedures”) adopted by the registrant under Rule 23c-3 of the Investment Company Act of 1940, as amended, the registrant announced two repurchase offers on December 1, 2005 and March 1, 2006.

2.             The registrant’s Board of Trustees has authorized the repurchase of at least 5% and no more than 25% of the outstanding shares of the registrant through each repurchase of the registrant’s shares, plus, if necessary, up to 2% of the net asset value of Senior Debt Portfolio, the Investment Company in which the Fund invests.

The expiration date of the repurchase offers during the period were December 22, 2005 and March 22, 2006, respectively.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EV CLASSIC SENIOR FLOATING-RATE FUND

By:	/s/Scott H. Page
Scott H. Page
President

Date:	July 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	July 14, 2006

By:	/s/Scott H. Page
Scott H. Page
President

Date:	July 14, 2006